UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6623
                                                     ---------------------

               Nuveen California Select Tax-Free Income Portfolio
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31
                                           ------------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT September 30, 2005

Nuveen Investments
Municipal Exchange-Traded
Closed-End Funds

                                         NUVEEN SELECT TAX-FREE INCOME PORTFOLIO
                                                                             NXP

                                       NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2
                                                                             NXQ

                                       NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3
                                                                             NXR

                              NUVEEN CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO
                                                                             NXC

                                NUVEEN NEW YORK SELECT TAX-FREE INCOME PORTFOLIO
                                                                             NXN

Photo of: Man, woman and child at the beach.
Photo of: A child.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)


Logo: NUVEEN Investments

Photo of: Woman
Photo of: Man and child
Photo of: Woman

NOW YOU CAN RECEIVE YOUR
NUVEEN FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN FUND INFORMATION BY E-MAIL.

It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if you wish.


                             ----------------------
                               DELIVERY DIRECT TO
                                YOUR E-MAIL INBOX
                             ----------------------


IT'S FAST, EASY & FREE:

WWW.INVESTORDELIVERY.COM
if you get your Nuveen Fund dividends
and statements from your financial
advisor or brokerage account.

OR

WWW.NUVEEN.COM/ACCOUNTACCESS
if you get your Nuveen Fund dividends
and statements directly from Nuveen.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)


Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

Chairman's
      LETTER TO SHAREHOLDERS

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with monthly tax-free income, as well as with an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

Given the rebounding strength of the economy, some market commentators are speculating about whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place in shorter-term rates. If longer-term rates do begin to rise significantly, some have suggested that this would be a signal to begin adjusting your holdings of fixed-income investments.


"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK OVER THE LONG TERM."


Nobody knows what the market will do in the future or what investments will turn out to be tomorrow's best performers. But from our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk over the long term. That is one reason why we believe that a municipal bond investment like your Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As an added convenience for you, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

Earlier in 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser), sold a substantial portion of its stake in Nuveen. More recently, St. Paul sold the balance of its shares to Nuveen Investments or to others. Please be assured that these transactions only affect Nuveen's corporate structure, and they do not have any impact on the investment objectives or management of your Fund.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 15, 2005

Nuveen Municipal Exchange-Traded Closed-End Funds
(NXP, NXQ, NXR, NXC, NXN)


Portfolio Managers'
        COMMENTS

Portfolio managers Tom Spalding, Scott Romans and Paul Brennan discuss key investment strategies and the semiannual performance of the Nuveen Select Portfolios. With 30 years of investment experience, Tom has managed the three national Portfolios since 1999. Scott, who joined Nuveen in 2000, has managed NXC since 2003. Paul, who has 14 years of investment experience, has managed NXN since 2003.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN SELECT PORTFOLIOS DURING THE SIX MONTHS ENDED SEPTEMBER 30, 2005?

Between April 1, 2005, and September 30, 2005, the Federal Reserve implemented four quarter-point increases in the fed funds rate, raising this short-term target from 2.75% to 3.75%, its highest point since August 2001. Many shorter-term municipal market rates rose in line with the 100-basis point increase in this rate. By comparison, the yield on the benchmark 10-year U.S. Treasury note ended September 2005 at 4.33%, compared with 4.48% six months earlier. The yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal rates, was 5.04% on September 30, 2005, just one basis point higher than it was on March 31, 2005. The dramatic rise in shorter-term rates coupled with longer rates that declined or remained steady over this period produced an overall flattening of the yield curve, which generally helped the relative performance of bonds with longer effective maturities when compared with bonds with shorter maturities or durations. (Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds being more sensitive to changes - which can be beneficial when longer-term rates decline or remain relatively flat, as was the case during this period.)

Given this environment, we selectively sold holdings with shorter maturities, including pre-refunded bonds and bonds priced to short calls. The proceeds from these sales, as well as those from bond calls, were then reinvested in longer-maturity bonds. In general, we focused on trying to find value opportunities in the long-intermediate part of the yield curve (that is, bonds that mature in 20 to 25 years). As the period progressed, we began to make some of our purchases at the 30-year part of the curve in order to maintain durations within our preferred strategic range. In addition, selling shorter duration bonds and reinvesting further out on the yield curve helped to improve the overall call protection of the Portfolios.

A solid supply of new issuance also helped us keep the national Portfolios--NXP, NXQ and NXR--well diversified geographically, with California, Texas, Illinois, Colorado and Washington representing some of our larger positions. These Portfolios had very little exposure to Louisiana and Mississippi--approximately 2% in NXP and NXQ and less than 1% in NXR--during this period.

Over this semiannual period, lower-rated bonds generally performed very well, and this created considerable investor demand for these securities. As a result, we did not find many attractively-priced opportunities among lower-rated bonds that we believed would add value to the national Portfolios or NXN. However, the California market provided a few opportunities that enabled us to continue to diversify NXC's lower-rated holdings, especially in the healthcare sector. During this period, for example, we added modest positions in a BBB+ rated issue for the Daughters of Charity Health System and in A3 rated bonds issued for Cedars-Sinai Medical Center.

In general, however, our purchases focused on bonds that were insured and/or rated AAA, where we found prices generally more attractive. In NXN, we participated in some of the larger issues of this period, including the insured $2.8 billion New York State Thruway Authority offering in August 2005 as well as insured issues from New York City, Metropolitan Transit Authority, and Port Authority of New York and New Jersey.

HOW DID THE PORTFOLIOS PERFORM?

Individual results for the Nuveen Select Portfolios, as well as for comparative indexes and fund group averages, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 9/30/05

NATIONAL PORTFOLIOS           6-MONTH       1-YEAR        5-YEAR       10-YEAR
--------------------------------------------------------------------------------
NXP                             3.30%        5.04%         5.78%         5.86%
--------------------------------------------------------------------------------
NXQ                             3.28%        5.32%         5.44%         5.65%
--------------------------------------------------------------------------------
NXR                             3.40%        5.49%         5.53%         5.81%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index1           2.80%        4.05%         6.34%         6.07%
--------------------------------------------------------------------------------
Lipper General and Insured
Unleveraged Municipal
Debt Funds Average2             3.37%        5.63%         5.60%         5.63%
--------------------------------------------------------------------------------

CALIFORNIA PORTFOLIO
--------------------------------------------------------------------------------
NXC                             3.65%        5.33%         5.54%         5.75%
--------------------------------------------------------------------------------
Lehman Brothers CA
Tax-Exempt Bond Index1          3.25%        5.04%         6.26%         6.26%
--------------------------------------------------------------------------------
Lipper CA Municipal
Debt Funds Average2             4.67%        8.03%         8.03%         7.13%
--------------------------------------------------------------------------------

NEW YORK PORTFOLIO
--------------------------------------------------------------------------------
NXN                             3.02%        4.60%         5.38%         5.50%
--------------------------------------------------------------------------------
Lehman Brothers NY
Tax-Exempt Bond Index1          2.62%        3.74%         6.25%         6.18%
--------------------------------------------------------------------------------
Lipper NY Municipal
Debt Funds Average2             4.62%        7.97%         8.45%         7.04%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Portfolio distributions or upon the sale of Portfolio shares.

For additional information, see the individual Performance Overview for your Portfolio in this report.


1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of investment-grade municipal bonds. The Lehman Brothers Tax-Exempt Bond Indexes for California and New York are also unleveraged and unmanaged and comprise a broad range of municipal bonds issued in California and New York, respectively. Results for the Lehman indexes do not reflect any expenses.

2 Each of the Lipper Municipal Debt Funds averages shown in this report are calculated using the returns of all closed-end exchange-traded funds in their respective categories for each period as follows: Lipper General and Insured Unleveraged category, 6 months, 8 funds; 1 year, 8 funds; 5 years, 8 funds; and 10 years, 8 funds; Lipper California category, 6 months, 27 funds; 1 year, 27 funds; 5 years, 16 funds; and 10 years, 14 funds; and Lipper New York category, 6 months, 22 funds; 1 year, 22 funds; 5 years, 11 funds; and 10 years, 9 funds. Portfolio and Lipper returns assume reinvestment of dividends.

For the six months ended September 30, 2005, the cumulative returns on net asset value (NAV) for all five Select Portfolios outperformed the returns on the respective Lehman Brothers indexes. NXP, NXQ and NXR all performed in line with the Lipper General and Insured Unleveraged peer group for this period, while both NXC and NXN underperformed the average returns for their respective Lipper California and New York peer groups. The strong performances of the Lipper peer groups for California and New York are due in large part to the fact that the majority of funds comprising these averages are leveraged, a strategy that often offers enhanced returns accompanied by additional risk exposure.

As noted earlier, the municipal market yield curve flattened over the course of this reporting period as short-term interest rates rose dramatically while longer-term interest rates remained essentially flat. In this environment, longer maturity bonds generally performed better than securities with shorter maturities. Our trading activity over the past six months, which emphasized reducing the Portfolios' exposure to bonds with shorter maturities and reinvesting in bonds in the intermediate and long parts of the yield curve, helped the performances of all five Portfolios for the period.

All of the Portfolios also benefited from their exposure to lower-rated credits during this period, as these bonds generally outperformed higher-rated securities. Among the lower-rated credits making significant contributions to the Portfolios' cumulative returns were bonds backed by the 1998 master tobacco settlement agreement. As the litigation environment improved, supply/demand dynamics boosted tobacco bond prices. Unenhanced tobacco holdings, which were generally rated BBB, accounted for between 4% and 6% of the national Portfolios, while NXC and NXN each allocated 2% to these credits as of September 30, 2005. Lower-rated healthcare bonds, especially hospital credits, also contributed positively to the Portfolios' semiannual performances, as the healthcare sector was ranked second by Lehman in terms of performance among all municipal revenue sectors for the period.

NXC's holdings of California general obligation (GO) bonds also made a positive contribution to this Portfolio's return over the six months, as both Moody's and Fitch upgraded their ratings on California's GO debt in July 2005. In addition, the value of was positively impacted during this period by Moody's and Standard & Poor's upgrades of the ratings on New York City GO bonds in April and May 2005, respectively.

Another factor affecting the performances of the Portfolios during this period was the advance refunding of securities. (Advance refundings, also called pre-refundings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older, existing bonds. This process often results in lower borrowing costs for bond issuers.) The interest rate environment of the six-month period made advance refundings more economically attractive, and the number of refinancings rose significantly. The Portfolios benefited from the price appreciation and enhanced credit quality associated with these refundings. For example, NXC's performance was helped by the advance refunding of BBB rated tobacco bonds issued by Golden State Tobacco Securitization Corporation. NXN saw several of its holdings pre-refunded, including a BBB- rated Yonkers Inc. industrial development issue which was sold prior to the end of the reporting period.

More generally, the amount and timing of an advance refunding of a holding had a great deal of impact on whether this event ultimately helped or hurt the Portfolio's overall performance over the period. Usually, a bond that was advance refunded tended to benefit from an immediate price increase as its credit quality was upgraded (because the bond is now backed by U.S. Government or agency securities). However, that same bond - now priced as a high quality issue to a shorter final maturity - might then have underperformed lower quality issues and issues with longer final maturities over the balance of the reporting period. Therefore, the size of the holding, the credit quality boost caused by the pre-refunding and the amount of time remaining before the end of the reporting period all had an impact on the overall performance of a pre-refunded bond.


HOW WERE THE PORTFOLIOS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF SEPTEMBER 30, 2005?

We continued to believe maintaining strong credit quality was an important requirement. As of September 30, 2005, these five Portfolios continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 65% in NXC to 73% in NXR, 75% in NXP, 81% in NXQ and 93% in NXN.

As of September 30, 2005, potential call exposure for these Portfolios for the period from October 2005 through the end of 2007 ranged from 3% in NXN to 7% in NXC, 11% in NXP, 13% in NXR and 19% in NXQ. The number of actual bond calls in all of these Portfolios depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION

Throughout the six-month reporting period ended September 30, 2005, NXP, NXQ and NXC maintained stable dividends. However, proceeds from calls and maturing higher-yielding bonds had to be reinvested in the current interest rate environment. This resulted in one monthly dividend reduction in NXR and NXN during this period.

All of these Portfolios seek to pay stable dividends at rates that reflect each Portfolio's past results and projected future performance. During certain periods, each Portfolio may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Portfolio during the period. If a Portfolio has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income
(UNII) as part of the Portfolio's NAV. Conversely, if a Portfolio has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Portfolio's NAV. Each Portfolio will, over time, pay all of its net investment income as dividends to shareholders. As of September 30, 2005, all of the Select Portfolios had positive UNII balances for tax purposes and negative UNII balances for financial statement purposes.

At the end of the reporting period on September 30, 2005, the share prices of the Select Portfolios were trading at discounts to their NAVs as shown in the accompanying chart:

                           9/30/05                            6-MONTH AVERAGE
                           DISCOUNT                           DISCOUNT
--------------------------------------------------------------------------------
NXP                        -1.42%                             -4.89%
--------------------------------------------------------------------------------
NXQ                        -6.61%                             -7.82%
--------------------------------------------------------------------------------
NXR                        -7.86%                             -8.18%
--------------------------------------------------------------------------------
NXC                        -3.46%                             -6.32%
--------------------------------------------------------------------------------
NXN                        -5.90%                             -3.41%
--------------------------------------------------------------------------------

Nuveen Select Tax-Free Income Portfolio
NXP

Performance
     OVERVIEW As of September 30, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              59%
AA                               16%
A                                15%
BBB                               9%
BB or Lower                       1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                            0.059
Nov                            0.059
Dec                            0.057
Jan                            0.057
Feb                            0.057
Mar                            0.057
Apr                            0.057
May                            0.057
Jun                            0.057
Jul                            0.057
Aug                            0.057
Sep                            0.057

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       13.73
                              13.78
                              13.82
                              13.69
                              13.74
                              13.9
                              13.85
                              13.9
                              13.85
                              13.8
                              13.8
                              13.76
                              13.85
                              13.91
                              13.91
                              13.94
                              14
                              13.87
                              13.83
                              13.79
                              13.89
                              13.78
                              13.8
                              13.84
                              13.88
                              13.66
                              13.45
                              13.63
                              13.66
                              13.82
                              13.78
                              13.69
                              13.65
                              13.64
                              13.61
                              13.55
                              13.56
                              13.61
                              13.6
                              13.63
                              13.51
                              13.54
                              13.48
                              13.48
                              13.75
                              13.64
                              13.61
                              13.63
                              13.65
                              13.6
                              13.42
                              13.42
                              13.47
                              13.35
                              13.31
                              13.37
                              13.38
                              13.49
                              13.43
                              13.36
                              13.34
                              13.37
                              13.36
                              13.34
                              13.53
                              13.59
                              13.7
                              13.55
                              13.56
                              13.53
                              13.53
                              13.47
                              13.44
                              13.51
                              13.71
                              13.59
                              13.65
                              13.7
                              13.74
                              13.68
                              13.7
                              13.81
                              13.73
                              13.7
                              13.77
                              13.89
                              13.94
                              13.92
                              13.85
                              14
                              14.03
                              14.05
                              14.2
                              14.11
                              14.06
                              14.13
                              14
                              13.82
                              13.8
                              13.84
                              13.94
                              14.05
                              13.942
                              13.98
                              13.96
                              14
                              13.98
                              13.93
                              14.03
                              14
                              13.95
                              13.96
                              13.87
                              13.87
                              13.87
                              13.8
                              13.84
                              13.74
                              13.65
                              13.54
                              13.45
                              13.48
                              13.5
                              13.6
                              13.5
                              13.62
                              13.58
                              13.56
                              13.59
                              13.709
                              13.84
                              13.72
                              14
                              14.02
                              13.88
                              13.86
                              13.79
                              13.8
                              13.67
                              13.92
                              13.99
                              13.94
                              13.9
                              13.87
                              13.99
                              13.95
                              13.95
                              13.87
                              13.98
                              14.03
                              14.17
                              14.12
                              14.23
                              14.21
                              14.2
                              14.02
                              13.95
                              14.07
                              14.132
                              14.2
                              14.11
                              14.01
                              14.05
                              14.11
                              14.18
                              14.18
                              14.2
                              14.16
                              14.27
                              14.26
                              14.31
                              14.25
                              14.29
                              14.27
                              14.15
                              14.09
                              14.07
                              13.99
                              14
                              13.96
                              14.02
                              13.99
                              14.08
                              14.08
                              14.1
                              14
                              14.02
                              14.04
                              14.01
                              14.05
                              13.98
                              13.95
                              14.01
                              13.98
                              14.07
                              14.01
                              14.08
                              14.06
                              14.05
                              14.06
                              14.06
                              14.01
                              14.16
                              14.17
                              14.18
                              14.09
                              14
                              14.05
                              14.16
                              14.18
                              14.18
                              14.2
                              14.34
                              14.39
                              14.4
                              14.19
                              14.12
                              14.1
                              14.04
                              13.92
                              13.9
                              13.93
                              13.97
                              14.02
                              14.15
                              14.05
                              14.34
                              14.35
                              14.35
                              14.26
                              14.35
                              14.4
                              14.31
                              14.24
                              14.35
                              14.37
                              14.36
                              14.37
                              14.47
                              14.48
                              14.45
                              14.29
                              14.16
                              14.15
                              13.97
                              14.31
                              14.26
                              14.36
                              14.33
                              14.33
                              14.23
                              14.22
                              14.43
                              14.54
9/30/05                       14.55


FUND SNAPSHOT
------------------------------------
Share Price                   $14.55
------------------------------------
Net Asset Value               $14.76
------------------------------------
Premium/(Discount) to NAV     -1.42%
------------------------------------
Market Yield                   4.70%
------------------------------------
Taxable-Equivalent Yield1      6.53%
------------------------------------
Net Assets ($000)           $241,728
------------------------------------
Average Effective
Maturity on Securities (Years) 15.60
------------------------------------
Modified Duration               5.11
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   10.39%         3.30%
------------------------------------
1-Year         11.82%         5.04%
------------------------------------
5-Year          6.34%         5.78%
------------------------------------
10-Year         6.06%         5.86%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       14.1%
------------------------------------
Colorado                       13.5%
------------------------------------
Washington                      9.6%
------------------------------------
Texas                           8.7%
------------------------------------
Indiana                         8.4%
------------------------------------
South Carolina                  7.4%
------------------------------------
Florida                         7.2%
------------------------------------
Nevada                          6.8%
------------------------------------
California                      4.4%
------------------------------------
New Jersey                      1.9%
------------------------------------
Oklahoma                        1.7%
------------------------------------
New Mexico                      1.7%
------------------------------------
Michigan                        1.7%
------------------------------------
Wisconsin                       1.7%
------------------------------------
Other                          11.2%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Healthcare                     21.8%
------------------------------------
Transportation                 14.7%
------------------------------------
Tax Obligation/Limited         13.1%
------------------------------------
U.S. Guaranteed                11.6%
------------------------------------
Utilities                      11.4%
------------------------------------
Tax Obligation/General         11.2%
------------------------------------
Water and Sewer                 5.4%
------------------------------------
Other                          10.8%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1023 per share.

Nuveen Select Tax-Free Income Portfolio 2
NXQ

Performance
     OVERVIEW As of September 30, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              60%
AA                               21%
A                                 9%
BBB                               9%
BB or Lower                       1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                           0.0565
Nov                           0.0565
Dec                            0.055
Jan                            0.055
Feb                            0.055
Mar                            0.055
Apr                            0.055
May                            0.055
Jun                            0.055
Jul                            0.055
Aug                            0.055
Sep                            0.055

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       13.15
                              13.12
                              13.09
                              13.15
                              13.11
                              13.17
                              13.2
                              13.24
                              13.17
                              13.24
                              13.2
                              13.23
                              13.22
                              13.22
                              13.2
                              13.25
                              13.3
                              13.27
                              13.3
                              13.38
                              13.35
                              13.24
                              13.27
                              13.28
                              13.33
                              13.12
                              13
                              13.2
                              13.1
                              13.1
                              13.15
                              13.13
                              13.12
                              13.16
                              13.18
                              13.22
                              13.15
                              13.12
                              13.11
                              13.14
                              13.09
                              13.14
                              13.1
                              13.03
                              13.1
                              13.14
                              13.06
                              13.15
                              13.2
                              13.14
                              13.1
                              13.06
                              13.06
                              13
                              13.02
                              12.95
                              12.96
                              12.98
                              12.96
                              12.94
                              12.94
                              12.95
                              12.99
                              13.01
                              13.1
                              13.04
                              13.14
                              13.05
                              13.1
                              13.12
                              13.1
                              13.23
                              13.1
                              13.25
                              13.25
                              13.16
                              13.16
                              13.2
                              13.15
                              13.01
                              13.09
                              13.1
                              13.16
                              13.35
                              13.3
                              13.29
                              13.21
                              13.3
                              13.32
                              13.37
                              13.42
                              13.34
                              13.31
                              13.36
                              13.4
                              13.34
                              13.31
                              13.2
                              13.32
                              13.3
                              13.42
                              13.44
                              13.45
                              13.41
                              13.5
                              13.38
                              13.31
                              13.34
                              13.38
                              13.32
                              13.27
                              13.15
                              13.04
                              13.06
                              13.05
                              13.04
                              12.99
                              13.01
                              13.02
                              13
                              13
                              13.15
                              13
                              13
                              13.08
                              13.16
                              13.15
                              13.1
                              13.12
                              13.06
                              13.06
                              13.04
                              13.11
                              13.1
                              13.05
                              13.13
                              13.08
                              13.12
                              13.12
                              13.09
                              13.04
                              13.1
                              13.1
                              13.1
                              13.17
                              13.16
                              13.16
                              13.27
                              13.2
                              13.23
                              13.17
                              13.18
                              13.27
                              13.17
                              13.26
                              13.21
                              13.2
                              13.28
                              13.25
                              13.28
                              13.33
                              13.26
                              13.27
                              13.34
                              13.34
                              13.4
                              13.4
                              13.44
                              13.51
                              13.48
                              13.56
                              13.49
                              13.51
                              13.57
                              13.563
                              13.56
                              13.45
                              13.5
                              13.52
                              13.47
                              13.51
                              13.52
                              13.53
                              13.53
                              13.56
                              13.51
                              13.502
                              13.5
                              13.53
                              13.55
                              13.54
                              13.52
                              13.53
                              13.51
                              13.61
                              13.53
                              13.6
                              13.57
                              13.55
                              13.55
                              13.48
                              13.56
                              13.6
                              13.5
                              13.49
                              13.51
                              13.52
                              13.55
                              13.58
                              13.59
                              13.59
                              13.63
                              13.61
                              13.69
                              13.62
                              13.5
                              13.51
                              13.5
                              13.6
                              13.52
                              13.47
                              13.5
                              13.62
                              13.66
                              13.64
                              13.57
                              13.6
                              13.55
                              13.56
                              13.6
                              13.6
                              13.62
                              13.61
                              13.76
                              13.77
                              13.78
                              13.81
                              13.8
                              13.79
                              13.82
                              13.74
                              13.62
                              13.54
                              13.526
                              13.58
                              13.58
                              13.48
                              13.5
                              13.44
                              13.45
                              13.47
                              13.46
                              13.52
                              13.55
9/30/05                       13.56


FUND SNAPSHOT
------------------------------------
Share Price                   $13.56
------------------------------------
Net Asset Value               $14.52
------------------------------------
Premium/(Discount) to NAV     -6.61%
------------------------------------
Market Yield                   4.87%
------------------------------------
Taxable-Equivalent Yield1      6.76%
------------------------------------
Net Assets ($000)           $255,649
------------------------------------
Average Effective
Maturity on Securities (Years) 17.24
------------------------------------
Modified Duration               4.76
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/21/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    6.22%         3.28%
------------------------------------
1-Year          8.51%         5.32%
------------------------------------
5-Year          5.56%         5.44%
------------------------------------
10-Year         5.61%         5.65%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Texas                          15.0%
------------------------------------
Illinois                       14.4%
------------------------------------
Colorado                        8.8%
------------------------------------
Nevada                          8.0%
------------------------------------
South Carolina                  6.6%
------------------------------------
California                      5.7%
------------------------------------
New York                        4.9%
------------------------------------
Washington                      3.6%
------------------------------------
Indiana                         3.1%
------------------------------------
Pennsylvania                    2.7%
------------------------------------
Florida                         2.7%
------------------------------------
Vermont                         2.7%
------------------------------------
New Mexico                      2.5%
------------------------------------
Massachusetts                   2.2%
------------------------------------
Rhode Island                    2.1%
------------------------------------
Louisiana                       2.1%
------------------------------------
Wisconsin                       2.1%
------------------------------------
Other                          10.8%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Healthcare                     18.6%
------------------------------------
Transportation                 17.8%
------------------------------------
Utilities                      12.4%
------------------------------------
Tax Obligation/Limited         11.8%
------------------------------------
Tax Obligation/General          9.0%
------------------------------------
U.S. Guaranteed                 6.7%
------------------------------------
Consumer Staples                5.3%
------------------------------------
Housing/Multifamily             5.0%
------------------------------------
Other                          13.4%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0413 per share.

Nuveen Select Tax-Free Income Portfolio 3
NXR

Performance
     OVERVIEW As of September 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              46%
AA                               27%
A                                19%
BBB                               8%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                           0.0565
Nov                           0.0565
Dec                           0.0545
Jan                           0.0545
Feb                           0.0545
Mar                           0.0545
Apr                           0.0545
May                           0.0545
Jun                           0.0535
Jul                           0.0535
Aug                           0.0535
Sep                           0.0535

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       13.19
                              13.11
                              13.17
                              13.22
                              13.15
                              13.11
                              13.16
                              13.18
                              13.17
                              13.19
                              13.15
                              13.21
                              13.3
                              13.26
                              13.21
                              13.17
                              13.18
                              13.19
                              13.16
                              13.23
                              13.22
                              13.31
                              13.27
                              13.25
                              13.24
                              13
                              12.88
                              13
                              12.92
                              12.94
                              13.03
                              13.18
                              13.1
                              13.07
                              13.11
                              13.06
                              13.05
                              12.99
                              12.98
                              13.03
                              12.93
                              12.85
                              12.89
                              12.78
                              12.87
                              12.87
                              13
                              12.96
                              13.05
                              13.1
                              12.98
                              12.9
                              12.92
                              12.83
                              12.75
                              12.75
                              12.81
                              12.76
                              12.79
                              12.87
                              12.85
                              12.82
                              12.91
                              12.92
                              12.96
                              13.05
                              12.99
                              13.01
                              12.95
                              12.96
                              13
                              13.03
                              13.11
                              13.01
                              13.12
                              13.05
                              12.97
                              12.98
                              12.95
                              12.95
                              12.93
                              12.96
                              13.02
                              13.16
                              13.15
                              13.12
                              13.11
                              13.18
                              13.18
                              13.21
                              13.3
                              13.28
                              13.23
                              13.16
                              13.22
                              13.25
                              13.17
                              13.16
                              13.06
                              13.18
                              13.19
                              13.17
                              13.14
                              13.2
                              13.18
                              13.17
                              13.16
                              13.19
                              13.18
                              13.12
                              13.14
                              12.97
                              12.96
                              12.96
                              12.91
                              12.91
                              12.84
                              12.86
                              12.75
                              12.79
                              12.79
                              12.9
                              12.83
                              12.8
                              12.82
                              12.83
                              12.89
                              12.81
                              12.9
                              12.88
                              12.9
                              12.95
                              12.95
                              13.02
                              13.07
                              13.11
                              13.25
                              13.07
                              12.98
                              13
                              12.96
                              12.98
                              13.03
                              13.01
                              13.1
                              13.13
                              13.13
                              13.11
                              13.09
                              13.06
                              13.04
                              13.02
                              13
                              13.04
                              13.05
                              13.01
                              13.05
                              13.13
                              13.15
                              13.18
                              13.13
                              13.1
                              13.18
                              13.16
                              13.16
                              13.17
                              13.23
                              13.23
                              13.31
                              13.36
                              13.38
                              13.32
                              13.36
                              13.38
                              13.38
                              13.39
                              13.27
                              13.31
                              13.29
                              13.31
                              13.28
                              13.31
                              13.33
                              13.36
                              13.42
                              13.44
                              13.41
                              13.41
                              13.35
                              13.35
                              13.36
                              13.27
                              13.33
                              13.36
                              13.39
                              13.43
                              13.38
                              13.37
                              13.38
                              13.42
                              13.34
                              13.36
                              13.32
                              13.36
                              13.36
                              13.37
                              13.32
                              13.34
                              13.35
                              13.31
                              13.31
                              13.34
                              13.31
                              13.4
                              13.33
                              13.26
                              13.25
                              13.3
                              13.28
                              13.34
                              13.24
                              13.26
                              13.34
                              13.24
                              13.34
                              13.29
                              13.36
                              13.41
                              13.32
                              13.33
                              13.38
                              13.34
                              13.34
                              13.45
                              13.47
                              13.47
                              13.49
                              13.65
                              13.63
                              13.65
                              13.61
                              13.56
                              13.52
                              13.42
                              13.33
                              13.34
                              13.28
                              13.35
                              13.28
                              13.36
                              13.36
                              13.37
                              13.39
                              13.3
9/30/05                       13.25


FUND SNAPSHOT
------------------------------------
Share Price                   $13.25
------------------------------------
Net Asset Value               $14.38
------------------------------------
Premium/(Discount) to NAV     -7.86%
------------------------------------
Market Yield                   4.85%
------------------------------------
Taxable-Equivalent Yield1      6.74%
------------------------------------
Net Assets ($000)           $186,477
------------------------------------
Average Effective
Maturity on Securities (Years) 16.66
------------------------------------
Modified Duration               5.16
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/24/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.89%         3.40%
------------------------------------
1-Year          6.00%         5.49%
------------------------------------
5-Year          5.77%         5.53%
------------------------------------
10-Year         5.95%         5.81%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       19.4%
------------------------------------
Texas                          15.7%
------------------------------------
Indiana                         6.5%
------------------------------------
Colorado                        6.0%
------------------------------------
California                      5.4%
------------------------------------
Michigan                        5.2%
------------------------------------
Florida                         5.1%
------------------------------------
Nevada                          5.0%
------------------------------------
North Carolina                  4.3%
------------------------------------
Iowa                            3.7%
------------------------------------
New York                        3.6%
------------------------------------
South Carolina                  3.2%
------------------------------------
Pennsylvania                    2.5%
------------------------------------
New Mexico                      2.2%
------------------------------------
Nebraska                        2.0%
------------------------------------
Other                          10.2%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Healthcare                     23.8%
------------------------------------
Utilities                      19.1%
------------------------------------
Tax Obligation/Limited         15.5%
------------------------------------
Transportation                  9.5%
------------------------------------
Tax Obligation/General          9.2%
------------------------------------
Education and Civic
   Organizations                6.4%
------------------------------------
Consumer Staples                5.6%
------------------------------------
Other                          10.9%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0366 per share.

Nuveen California Select Tax-Free Income Portfolio
NXC

Performance
     OVERVIEW As of September 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              60%
AA                                5%
A                                25%
BBB                               8%
NR                                2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                            0.055
Nov                            0.055
Dec                            0.055
Jan                            0.055
Feb                            0.055
Mar                            0.055
Apr                            0.055
May                            0.055
Jun                            0.055
Jul                            0.055
Aug                            0.055
Sep                            0.055

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       13.66
                              13.65
                              13.56
                              13.59
                              13.63
                              13.69
                              13.69
                              13.63
                              13.67
                              13.67
                              13.69
                              13.62
                              13.52
                              13.49
                              13.48
                              13.52
                              13.475
                              13.53
                              13.53
                              13.48
                              13.46
                              13.4
                              13.46
                              13.47
                              13.45
                              13.38
                              13.19
                              13.2
                              13.12
                              13.2
                              13.19
                              13.29
                              13.33
                              13.35
                              13.41
                              13.27
                              13.27
                              13.36
                              13.4
                              13.4
                              13.34
                              13.2
                              13.33
                              13.3
                              13.26
                              13.29
                              13.36
                              13.38
                              13.28
                              13.3
                              13.23
                              13.23
                              13.34
                              13.21
                              13.12
                              13
                              13.01
                              12.97
                              13.05
                              13
                              13.12
                              13.13
                              13.03
                              13.09
                              13.09
                              13.18
                              13.19
                              13.22
                              13.29
                              13.36
                              13.21
                              13.29
                              13.31
                              13.28
                              13.13
                              13.19
                              13.22
                              13.19
                              13.3
                              13.31
                              13.37
                              13.33
                              13.43
                              13.59
                              13.6
                              13.57
                              13.62
                              13.7
                              13.59
                              13.64
                              13.6
                              13.73
                              13.58
                              13.66
                              13.58
                              13.6
                              13.58
                              13.57
                              13.57
                              13.69
                              13.62
                              13.68
                              13.6
                              13.59
                              13.67
                              13.73
                              13.75
                              13.88
                              13.83
                              13.73
                              13.56
                              13.53
                              13.51
                              13.48
                              13.4
                              13.37
                              13.35
                              13.38
                              13.64
                              13.63
                              13.35
                              13.22
                              13.23
                              13.33
                              13.4
                              13.48
                              13.37
                              13.34
                              13.32
                              13.3
                              13.21
                              13.26
                              13.22
                              13.26
                              13.36
                              13.45
                              13.38
                              13.42
                              13.5
                              13.43
                              13.34
                              13.35
                              13.5
                              13.59
                              13.6
                              13.65
                              13.65
                              13.42
                              13.46
                              13.59
                              13.57
                              13.474
                              13.63
                              13.53
                              13.57
                              13.5
                              13.48
                              13.54
                              13.81
                              13.77
                              13.77
                              13.83
                              13.8
                              13.78
                              13.78
                              13.76
                              13.85
                              13.76
                              13.88
                              13.84
                              13.83
                              13.83
                              13.85
                              13.85
                              13.83
                              13.86
                              13.71
                              13.89
                              13.8
                              13.87
                              13.9
                              13.9
                              13.85
                              13.9
                              13.98
                              13.94
                              13.88
                              13.88
                              13.97
                              13.98
                              14
                              14.18
                              14.2
                              14.37
                              14.33
                              14.15
                              14.2
                              14.29
                              14.17
                              14.12
                              14.12
                              14.17
                              14.08
                              14.07
                              14.19
                              14.49
                              14.49
                              14.45
                              14.23
                              14.09
                              14.09
                              14.09
                              14.06
                              14.05
                              14.03
                              13.95
                              13.94
                              13.85
                              13.77
                              13.64
                              13.61
                              13.56
                              13.54
                              13.55
                              13.55
                              13.65
                              13.75
                              13.75
                              13.802
                              13.82
                              13.82
                              13.85
                              13.81
                              13.86
                              13.89
                              13.96
                              14
                              13.98
                              14
                              14.11
                              14.12
                              14.05
                              14.07
                              14.18
                              14.18
                              14.21
                              14.24
                              14.35
                              14.38
                              14.35
                              14.29
                              14.31
                              14.27
                              14.26
9/30/05                       14.23


FUND SNAPSHOT
------------------------------------
Share Price                   $14.23
------------------------------------
Net Asset Value               $14.74
------------------------------------
Premium/Discount              -3.46%
------------------------------------
Market Yield                   4.64%
------------------------------------
Taxable-Equivalent Yield1      7.08%
------------------------------------
Net Assets ($000)            $92,219
------------------------------------
Average Effective
Maturity on Securities (Years) 15.44
------------------------------------
Modified Duration               5.93
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    8.73%         3.65%
------------------------------------
1-Year         10.90%         5.33%
------------------------------------
5-Year          5.32%         5.54%
------------------------------------
10-Year         6.00%         5.75%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         23.4%
------------------------------------
Tax Obligation/Limited         14.2%
------------------------------------
Education and Civic
   Organizations               12.9%
------------------------------------
Transportation                 12.6%
------------------------------------
Healthcare                      9.7%
------------------------------------
Water and Sewer                 8.2%
------------------------------------
Utilities                       6.8%
------------------------------------
U.S. Guaranteed                 5.9%
------------------------------------
Other                           6.3%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0468 per share.

Nuveen New York Select Tax-Free Income Portfolio
NXN

Performance
     OVERVIEW As of September 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              81%
AA                               12%
A                                 2%
BBB                               5%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                            0.056
Nov                            0.056
Dec                           0.0535
Jan                           0.0535
Feb                           0.0535
Mar                           0.0535
Apr                           0.0535
May                           0.0535
Jun                            0.051
Jul                            0.051
Aug                            0.051
Sep                            0.051

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       13.61
                              13.49
                              13.49
                              13.66
                              13.66
                              13.61
                              13.72
                              13.82
                              13.75
                              13.82
                              13.82
                              13.68
                              13.74
                              13.86
                              13.9
                              13.86
                              13.86
                              13.99
                              14
                              13.88
                              13.9
                              13.89
                              13.81
                              13.89
                              13.84
                              13.67
                              13.64
                              13.46
                              13.4
                              13.41
                              13.45
                              13.37
                              13.44
                              13.4
                              13.51
                              13.46
                              13.4
                              13.55
                              13.48
                              13.76
                              13.66
                              13.65
                              13.61
                              13.56
                              13.7
                              13.84
                              13.83
                              13.83
                              14.23
                              14.05
                              13.66
                              13.45
                              13.67
                              13.67
                              13.59
                              13.65
                              13.57
                              13.45
                              13.49
                              13.42
                              13.28
                              13.26
                              13.26
                              13.19
                              13.19
                              13.16
                              13.19
                              13.27
                              13.26
                              13.22
                              13.26
                              13.21
                              13.21
                              13.22
                              13.27
                              13.28
                              13.29
                              13.33
                              13.39
                              13.44
                              13.44
                              13.46
                              13.49
                              13.51
                              13.52
                              13.5
                              13.5
                              13.67
                              13.56
                              13.48
                              13.45
                              13.46
                              13.54
                              13.67
                              13.56
                              13.6
                              13.6
                              13.59
                              13.6
                              13.6
                              13.63
                              13.7
                              13.62
                              13.64
                              13.64
                              13.71
                              13.65
                              13.74
                              13.85
                              13.65
                              13.62
                              13.51
                              13.43
                              13.49
                              13.51
                              13.51
                              13.51
                              13.63
                              13.48
                              13.5
                              13.5
                              13.5
                              13.6
                              13.66
                              13.65
                              13.75
                              13.75
                              13.75
                              13.75
                              13.83
                              13.83
                              13.83
                              13.83
                              13.9
                              13.82
                              13.8
                              13.86
                              13.9
                              13.82
                              13.79
                              13.79
                              13.82
                              13.89
                              14.01
                              14.45
                              14.39
                              14.39
                              14.32
                              14.4
                              14.23
                              14.09
                              14
                              14.02
                              14
                              13.93
                              13.93
                              13.9
                              13.94
                              13.96
                              14.02
                              13.92
                              13.99
                              14.06
                              14.08
                              14.08
                              14.13
                              14.15
                              14.04
                              14.22
                              14.26
                              14.25
                              14.51
                              14.48
                              14.39
                              14.32
                              14.25
                              14.15
                              14
                              13.88
                              13.88
                              13.98
                              13.99
                              14.02
                              14.06
                              14.09
                              14.15
                              14.18
                              14.28
                              14.25
                              14.29
                              14.34
                              14.35
                              14.35
                              14.35
                              14.1
                              14.5
                              14.78
                              14.45
                              14.24
                              14.24
                              14.16
                              14.16
                              14.2
                              14.19
                              14.19
                              14.19
                              14.1
                              14.02
                              14.04
                              14.04
                              14.04
                              14
                              14.02
                              13.91
                              13.9
                              13.83
                              13.82
                              13.83
                              13.87
                              13.72
                              13.7
                              13.6
                              13.61
                              13.62
                              13.62
                              13.6
                              13.63
                              13.63
                              13.67
                              13.64
                              13.73
                              13.78
                              13.75
                              13.79
                              13.81
                              13.78
                              13.8
                              13.77
                              13.77
                              13.8
                              13.94
                              13.87
                              13.87
                              13.88
                              13.87
                              13.9
                              13.9
                              13.9
                              13.81
                              13.7
                              13.53
                              13.6
                              13.53
                              13.53
9/30/05                       13.55


FUND SNAPSHOT
------------------------------------
Share Price                   $13.55
------------------------------------
Net Asset Value               $14.40
------------------------------------
Premium/(Discount) to NAV     -5.90%
------------------------------------
Market Yield                   4.52%
------------------------------------
Taxable-Equivalent Yield1      6.75%
------------------------------------
Net Assets ($000)            $56,295
------------------------------------
Average Effective
Maturity on Securities
(Years)                        16.42
------------------------------------
Modified Duration               5.66
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.48%         3.02%
------------------------------------
1-Year          5.20%         4.60%
------------------------------------
5-Year          6.01%         5.38%
------------------------------------
10-Year         5.75%         5.50%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         14.0%
------------------------------------
Water and Sewer                12.3%
------------------------------------
Healthcare                     11.5%
------------------------------------
U.S. Guaranteed 10.2%
------------------------------------
Long-Term Care                  9.4%
------------------------------------
Education and Civic
   Organizations                9.1%
------------------------------------
Housing/Single Family           8.3%
------------------------------------
Utilities                       7.2%
------------------------------------
Tax Obligation/General          6.6%
------------------------------------
Housing/Multifamily             5.3%
------------------------------------
Other                           6.1%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0640 per share.

Shareholder
       MEETING REPORT

The Special Shareholder Meeting was held on July 26, 2005 at The Northern Trust Bank, 50 S. La Salle St., Chicago, IL.

                                                                       NXP            NXQ           NXR            NXC          NXN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENT WAS REACHED AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------------------------
      For                                                       15,020,161     16,088,026    11,798,664      5,809,822    3,625,503
      Against                                                       59,470        134,889        89,692         40,805       23,799
      Abstain                                                      171,409        260,785        91,424         17,750       67,079
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,251,040     16,483,700    11,979,780      5,868,377    3,716,381
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
      For                                                       15,137,158     16,155,007    11,891,997      5,851,015    3,687,786
      Withhold                                                     113,882        328,693        87,783         17,362       28,595
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,251,040     16,483,700    11,979,780      5,868,377    3,716,381
====================================================================================================================================
Lawrence H. Brown
      For                                                       15,133,657     16,156,310    11,886,822      5,850,723    3,688,986
      Withhold                                                     117,383        327,390        92,958         17,654       27,395
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,251,040     16,483,700    11,979,780      5,868,377    3,716,381
====================================================================================================================================
Jack B. Evans
      For                                                       15,139,257     16,159,211    11,890,411      5,852,423    3,687,786
      Withhold                                                     111,783        324,489        89,369         15,954       28,595
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,251,040     16,483,700    11,979,780      5,868,377    3,716,381
====================================================================================================================================
William C. Hunter
      For                                                       15,139,257     16,159,211    11,890,411      5,852,423    3,687,786
      Withhold                                                     111,783        324,489        89,369         15,954       28,595
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,251,040     16,483,700    11,979,780      5,868,377    3,716,381
====================================================================================================================================
David J. Kundert
      For                                                       15,139,928     16,158,791    11,892,913      5,852,423    3,687,786
      Withhold                                                     111,112        324,909        86,867         15,954       28,595
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,251,040     16,483,700    11,979,780      5,868,377    3,716,381
====================================================================================================================================
William J. Schneider
      For                                                       15,140,928     16,159,778    11,891,513      5,852,423    3,688,786
      Withhold                                                     110,112        323,922        88,267         15,954       27,595
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,251,040     16,483,700    11,979,780      5,868,377    3,716,381
====================================================================================================================================
Timothy R. Schwertfeger
      For                                                       15,140,188     16,160,997    11,892,756      5,852,423    3,688,986
      Withhold                                                     110,852        322,703        87,024         15,954       27,395
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,251,040     16,483,700    11,979,780      5,868,377    3,716,381
====================================================================================================================================
Judith M. Stockdale
      For                                                       15,141,128     16,160,913    11,891,613      5,849,615    3,687,986
      Withhold                                                     109,912        322,787        88,167         18,762       28,395
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,251,040     16,483,700    11,979,780      5,868,377    3,716,381
====================================================================================================================================
Eugene S. Sunshine
      For                                                       15,140,257     16,161,391    11,890,471      5,852,423    3,689,898
      Withhold                                                     110,783        322,309        89,309         15,954       26,483
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,251,040     16,483,700    11,979,780      5,868,377    3,716,381
====================================================================================================================================

                        Nuveen Select Tax-Free Income Portfolio (NXP)
                        Portfolio of
                                INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.1%

$       2,475   Alaska Municipal Bond Bank Authority, General Obligation             12/13 at 100.00         AAA     $    2,703,987
                 Bonds, Series 2003E, 5.250%, 12/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 4.4%

        2,000   Alameda Corridor Transportation Authority, California,               10/17 at 100.00         AAA          1,495,720
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 - AMBAC Insured

        3,325   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,796,884
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

          200   Contra Costa County, California, Certificates of Participation       11/07 at 102.00         AAA            212,490
                 Refunding, Merrithew Memorial Hospital Replacement,
                 Series 1997, 5.375%, 11/01/17 - MBIA Insured

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,457,650
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        1,130   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          1,166,171
                 Waterworks Revenue Refunding Bonds, Series 2001A,
                 5.125%, 7/01/41 - FGIC Insured

          365   Los Angeles, California, Parking System Revenue Bonds,                5/09 at 101.00         AAA            387,331
                 Series 1999A, 5.250%, 5/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 13.3%

                Colorado Health Facilities Authority, Revenue Bonds, Catholic
                Health Initiatives, Series 2002A:
        1,700    5.500%, 3/01/22                                                      3/12 at 100.00       AA***          1,880,863
        1,300    5.500%, 3/01/22                                                      3/12 at 100.00          AA          1,409,772

        1,000   Colorado Water Resources and Power Development Authority,            11/10 at 100.00         AAA          1,103,390
                 Small Water Resources Revenue Bonds, Series 2000A,
                 5.800%, 11/01/20 - FGIC Insured

        5,000   Denver City and County, Colorado, Airport System Revenue             11/11 at 100.00         AAA          5,433,050
                 Refunding Bonds, Series 2001A, 5.625%, 11/15/17
                 (Alternative Minimum Tax) - FGIC Insured

       10,750   Denver City and County, Colorado, Airport System Revenue                No Opt. Call           A         12,546,863
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

          640   Denver City and County, Colorado, Airport System Revenue             11/06 at 101.00         AAA            660,890
                 Bonds, Series 1996A, 5.500%, 11/15/25 - MBIA Insured

          230   Denver City and County, Colorado, Airport System Revenue             11/06 at 101.00         AAA            237,507
                 Bonds, Series 1996D, 5.500%, 11/15/25 - MBIA Insured

                Denver Convention Center Hotel Authority, Colorado, Senior
                Revenue Bonds, Convention Center Hotel, Series 2003A:
        1,000    5.000%, 12/01/22 - XLCA Insured                                     12/13 at 100.00         AAA          1,045,280
        3,000    5.000%, 12/01/23 - XLCA Insured                                     12/13 at 100.00         AAA          3,129,540

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 31.42         AAA          1,317,250
                 Bonds, Series 2000B, 0.000%, 9/01/28 (Pre-refunded
                 to 9/01/10) - MBIA Insured

        3,160   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA          3,492,748
                 Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/20 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.6%

        1,000   District of Columbia, Hospital Revenue Refunding Bonds,               8/06 at 102.00         AAA          1,043,580
                 Medlantic Healthcare Group, Series 1996A, 5.750%, 8/15/16 -
                 MBIA Insured

          265   District of Columbia, Revenue Bonds, Catholic University of          10/09 at 101.00         AAA            287,446
                 America, Series 1999, 5.625%, 10/01/29 - AMBAC Insured


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 7.1%

$         450   Escambia County, Florida, Pollution Control Revenue Bonds,           12/05 at 100.00         BBB     $      451,035
                 Champion International Corporation, Series 1993,
                 5.875%, 6/01/22 (Alternative Minimum Tax)

       10,000   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00         Aa2         10,655,300
                 Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/17

        6,100   JEA, Florida, St. John's River Power Park System Revenue             10/05 at 100.00         Aa2          6,137,515
                 Refunding Bonds, Issue Two, Series Nine, 5.250%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.6%

        1,330   Hawaii, Certificates of Participation, Kapolei State Office          11/08 at 101.00         AAA          1,404,400
                 Building, Series 1998A, 5.000%, 5/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 13.9%

                Chicago Heights, Illinois, General Obligation Corporate Purpose
                Bonds, Series 1993:
        3,820    5.650%, 12/01/15 - FGIC Insured                                     12/08 at 100.00         AAA          4,087,018
        2,600    5.650%, 12/01/17 - FGIC Insured                                     12/08 at 100.00         AAA          2,778,360

        2,500   Chicago, Illinois, Special Facility Revenue Refunding Bonds,            No Opt. Call         N/R            300,200
                 O'Hare International Airport, United Air Lines Inc. Project,
                 Series 2001C, 6.300%, 5/01/16 #

        1,000   DuPage County Community School District 200, Wheaton,                11/13 at 100.00         Aaa          1,089,780
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 - FSA Insured

        1,000   Illinois Educational Facilities Authority, Revenue Bonds,             5/08 at 101.00           A          1,034,470
                 Midwestern University, Series 1998B, 5.500%, 5/15/18 -
                 ACA Insured

        4,000   Illinois Finance Authority, Revenue Bonds, Northwestern               8/14 at 100.00         AA+          4,268,680
                 Memorial Hospital, Series 2004A, 5.500%, 8/15/43

        1,530   Illinois Health Facilities Authority, Revenue Refunding Bonds,          No Opt. Call      N/R***          1,608,520
                 Evangelical Hospitals Corporation, Series 1992B,
                 6.500%, 4/15/09

          300   Illinois Health Facilities Authority, Revenue Bonds,                 11/05 at 100.00         AAA            300,618
                 Rush-Presbyterian St. Luke's Medical Center Obligated
                 Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured

        1,320   Illinois Health Facilities Authority, Revenue Bonds, Decatur         10/11 at 100.00           A          1,403,701
                 Memorial Hospital, Series 2001, 5.600%, 10/01/16

        2,700   Illinois Health Facilities Authority, Revenue Bonds, Lake             7/12 at 100.00          A-          2,953,935
                 Forest Hospital, Series 2002A, 6.000%, 7/01/17

        2,275   Illinois Health Facilities Authority, Revenue Refunding Bonds,        1/13 at 100.00          A2          2,543,473
                 Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17

          600   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00        Baa2            643,026
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.000%, 5/01/22

        3,125   Metropolitan Pier and Exposition Authority, Illinois, Revenue           No Opt. Call         AAA          1,879,500
                 Bonds, McCormick Place Expansion Project, Series 1992A,
                 0.000%, 6/15/17 - FGIC Insured

        5,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/12 at 101.00         AAA          5,270,850
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        1,300   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,        12/14 at 100.00         AAA          1,396,265
                 5.250%, 12/01/34 - FGIC Insured

                Yorkville, Illinois, General Obligation Debt Certificates, Series 2003:
        1,000    5.000%, 12/15/19 - RAAI Insured                                     12/11 at 100.00          AA          1,031,130
        1,000    5.000%, 12/15/20 - RAAI Insured                                     12/11 at 100.00          AA          1,029,480


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 8.3%

        5,000   Duneland School Building Corporation, Indiana, First Mortgage         2/09 at 101.00         AAA          5,302,100
                 Refunding Bonds, Series 1999, 5.125%, 2/01/18 -
                 MBIA Insured

        1,000   Franklin Community Multi-School Building Corporation,                 7/14 at 100.00         AAA          1,053,350
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 - FGIC Insured

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue           No Opt. Call         AAA          2,388,800
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

        9,855   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA         10,559,041
                 Waterworks Project, Series 2002A, 5.125%, 7/01/21 -
                 MBIA Insured


                                       17


                        Nuveen Select Tax-Free Income Portfolio (NXP) (continued)
                                Portfolio of INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$         750   West Clark 2000 School Building Corporation, Clark County,            1/15 at 100.00         AAA     $      791,880
                 Indiana, First Mortgage Bonds, Series 2005,
                 5.000%, 7/15/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.3%

          750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas               6/14 at 100.00         AAA            803,588
                 Gas and Electric Company, Series 2004, 5.300%, 6/01/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.5%

        1,100   Jefferson County, Kentucky, Health System Revenue Bonds,             10/08 at 101.00         AAA          1,145,881
                 Alliant Health System Inc., Series 1998, 5.125%, 10/01/18 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 0.4%

        1,000   Tobacco Settlement Financing Corporation, Louisiana,                  5/11 at 101.00         BBB          1,060,290
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B,
                 5.875%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.2%

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-            556,925
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 6.000%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.6%

        2,900   Michigan State Hospital Finance Authority, Hospital Revenue          12/12 at 100.00         AA-          3,042,071
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         BB-            946,240
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.125%, 8/15/18


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.2%

          375   Minnesota Housing Finance Agency, Single Family Mortgage              7/08 at 101.00         AA+            386,985
                 Revenue Bonds, Series 1995A, 5.200%, 1/01/17


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.6%

        3,600   Calhoun County, Mississippi, Solid Waste Disposal Revenue             4/07 at 103.00         BBB          3,825,540
                 Bonds, Weyerhauser Company Project, Series 1992,
                 6.875%, 4/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 6.7%

        2,500   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                  7/13 at 100.00         AAA          2,629,825
                 Improvement Revenue Bonds, Series 2003,
                 5.000%, 7/01/23 - AMBAC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                2000:
        2,360    0.000%, 1/01/21 - AMBAC Insured                                        No Opt. Call         AAA          1,157,084
        3,500    0.000%, 1/01/22 - AMBAC Insured                                        No Opt. Call         AAA          1,627,815
        6,025    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA          6,336,734

        4,070   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA          4,476,552
                 Series 2002, 5.500%, 6/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.3%

          635   New Hampshire Housing Finance Agency, Single Family                   5/11 at 100.00         Aa2            647,675
                 Mortgage Acquisition Bonds, Series 2001A,
                 5.600%, 7/01/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.9%

        2,500   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa3          2,578,500
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/23

        1,835   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB          1,918,970
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.7%

        4,000   University of New Mexico, FHA-Insured Mortgage Hospital               7/14 at 100.00         AAA          4,024,080
                 Revenue Bonds, Series 2004, 4.625%, 7/01/25 - FSA Insured


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 1.3%

$         450   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA     $      473,270
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/14 at 100.00         AAA          1,047,000
                 Mortgage Revenue Bonds, Kaleida Health, Series 2004,
                 5.050%, 2/15/25

        1,600   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         Ba1          1,687,568
                 Bonds, Mount Sinai NYU Health Obligated Group,
                 Series 2000A, 6.500%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.4%

          500   Appalachian State University, North Carolina, Utilities System        5/08 at 102.00         AAA            525,230
                 Revenue Refunding Bonds, Series 1998, 5.000%, 5/15/24 -
                 MBIA Insured

        2,195   North Carolina Eastern Municipal Power Agency, Power System           1/06 at 100.00         BBB          2,218,904
                 Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/21

          500   Raleigh Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa            541,030
                 Revenue Bonds, Series 2001A, 5.250%, 1/01/17 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.6%

          300   Lebanon, Ohio, Electric System Mortgage Revenue Bonds,               12/10 at 101.00         AAA            330,414
                 Series 2001, 5.500%, 12/01/17 - AMBAC Insured

        1,000   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/07 at 102.00         Aaa          1,040,550
                 Securities Program Residential Mortgage Remarketed
                 Revenue Bonds, Series 1997A-1, 6.050%, 9/01/17
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.7%

        4,000   Oklahoma Development Finance Authority, Revenue Bonds,                2/14 at 100.00          AA          4,102,960
                 St. John Health System, Series 2004, 5.000%, 2/15/24


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.8%

          520   Pennsylvania, General Obligation Bonds, Second                        9/11 at 101.00         AAA            552,734
                 Series 2001, 5.000%, 9/15/20 - FSA Insured

          500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/13 at 100.00        BBB+            522,875
                 Bonds, Widener University, Series 2003, 5.250%, 7/15/24

          700   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            12/14 at 100.00         AAA            775,642
                 Series 2004A, 5.500%, 12/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 7.3%

       10,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00      AA-***         11,522,400
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19
                 (Pre-refunded to 12/01/12)

        1,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          1,663,365
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18

        2,500   South Carolina JOBS Economic Development Authority,                  11/12 at 100.00          A-          2,643,925
                 Economic Development Revenue Bonds, Bon Secours
                 Health System Inc., Series 2002A, 5.625%, 11/15/30

        1,720   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          1,843,857
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 8.6%

        5,000   Brazos River Harbor Navigation District, Brazoria County,             5/12 at 101.00          A-          5,421,250
                 Texas, Environmental Facilities Revenue Bonds, Dow
                 Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Alternative Minimum Tax) (Mandatory put 5/15/17)

          360   Dallas-Fort Worth International Airport Public Facility               1/09 at 100.00         AAA            380,574
                 Corporation, Texas, Airport Hotel Revenue Bonds, Series 2001,
                 5.500%, 1/15/20 - FSA Insured

        6,150   Dallas Independent School District, Dallas County, Texas,             2/12 at 100.00         AAA          6,614,325
                 General Obligation Refunding Bonds, Series 2002,
                 5.250%, 2/15/20

        2,300   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          2,377,418
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured


                                       19


                        Nuveen Select Tax-Free Income Portfolio (NXP) (continued)
                                Portfolio of INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       3,500   Irving Independent School District, Dallas County, Texas,             2/12 at 100.00         AAA     $    3,600,765
                 General Obligation Refunding Bonds, Series 2002A,
                 5.000%, 2/15/31

                San Antonio, Texas, Water System Revenue Refunding Bonds,
                Series 1992:
           95    6.000%, 5/15/16 (Pre-refunded to 5/15/07) - MBIA Insured             5/07 at 100.00         AAA             99,499
          465    6.000%, 5/15/16 (Pre-refunded to 5/15/12) - MBIA Insured              5/12 at 100.00         AAA           531,560

        1,750   Texas, General Obligation Bonds, Water Financial Assistance           8/13 at 100.00         Aa1          1,790,460
                 Program, Series 2003A, 5.125%, 8/01/42 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.3%

          775   Utah State Building Ownership Authority, Lease Revenue               11/11 at 100.00         AA+            834,543
                 Bonds, State Facilities Master Lease Program, Series 2001B,
                 5.250%, 5/15/24


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.4%

          250   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA            275,323
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002C, 5.500%, 7/01/17 - MBIA Insured

        5,700   Snohomish County Public Utility District 1, Washington,               1/06 at 100.00         Aaa          6,410,562
                 Generation System Revenue Bonds, Series 1989,
                 6.750%, 1/01/12

        2,480   Washington State Tobacco Settlement Authority, Tobacco                6/13 at 100.00         BBB          2,750,146
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

        3,000   Washington State Healthcare Facilities Authority, Revenue            12/07 at 101.00         AAA          3,132,960
                 Bonds, Catholic Health Initiatives, Series 1997A,
                 5.125%, 12/01/17 - MBIA Insured

        9,750   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         AAA         10,271,723
                 Bonds, Sisters of Providence Health System, Series 2001A,
                 5.125%, 10/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.9%

        1,885   Marshall County, West Virginia, Special Obligation Refunding            No Opt. Call         AAA          2,059,363
                 Bonds, Series 1992, 6.500%, 5/15/10


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.6%

          240   Badger Tobacco Asset Securitization Corporation, Wisconsin,           6/12 at 100.00         BBB            256,747
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/27

        2,500   Wisconsin, General Obligation Refunding Bonds,                       11/13 at 100.00         AA-          2,614,025
                 Series 2003-3, 5.000%, 11/01/26

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue        8/13 at 100.00           A          1,076,277
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A,
                 5.500%, 8/15/17
------------------------------------------------------------------------------------------------------------------------------------
$     232,930   Total Long-Term Investments (cost $224,339,961) - 98.6%                                                 238,324,838
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      3,403,101
                --------------------------------------------------------------------------------------------------------------------
                Net Assets  - 100%                                                                                   $  241,727,939
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
                        Portfolio of
                                INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.6%

$       1,000   Fort Smith, Arkansas, Water and Sewer Revenue Refunding              10/11 at 100.00         AAA     $    1,070,070
                 and Construction Bonds, Series 2002A, 5.000%, 10/01/19 -
                 FSA Insured

        1,000   Sebastian County Health Facilities Board, Arkansas, Hospital         11/11 at 101.00        Baa1          1,024,000
                 Revenue Improvement Bonds, Sparks Regional Medical
                 Center, Series 2001A, 5.250%, 11/01/21

        2,000   University of Arkansas, Fayetteville, Various Facilities             12/12 at 100.00         Aaa          2,072,360
                 Revenue Bonds, Series 2002, 5.000%, 12/01/32 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 5.6%

        1,000   Alameda Corridor Transportation Authority, California,               10/17 at 100.00         AAA            747,860
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 - AMBAC Insured

                California, General Obligation Bonds, Series 1997:
        2,105    5.000%, 10/01/18 (Pre-refunded to 10/01/07) - AMBAC Insured         10/07 at 101.00         AAA          2,207,114
          395    5.000%, 10/01/18 - AMBAC Insured                                    10/07 at 101.00         AAA            412,416

        3,325   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,796,884
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

        2,000   California State Public Works Board, Lease Revenue                      No Opt. Call         Aa2          2,233,200
                 Refunding Bonds, Various University of California Projects,
                 Series 1993A, 5.500%, 6/01/14

          500   California State Public Works Board, Lease Revenue Refunding         12/08 at 101.00          A-            519,555
                 Bonds, Community Colleges Projects, Series 1998A,
                 5.250%, 12/01/16

          500   Contra Costa Water District, California, Water Revenue               10/07 at 100.00          AA            517,355
                 Refunding Bonds, Series 1997H, 5.000%, 10/01/17

          500   Contra Costa County, California, Certificates of Participation       11/07 at 102.00         AAA            531,225
                 Refunding, Merrithew Memorial Hospital Replacement,
                 Series 1997, 5.375%, 11/01/17 - MBIA Insured

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,457,650
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 8.6%

                Colorado Health Facilities Authority, Revenue Bonds, Catholic
                Health Initiatives, Series 2002A:
        1,700    5.500%, 3/01/22                                                      3/12 at 100.00       AA***          1,880,863
        1,300    5.500%, 3/01/22                                                      3/12 at 100.00          AA          1,409,772

        1,555   Denver City and County, Colorado, Airport System Revenue             11/11 at 100.00         AAA          1,706,628
                 Refunding Bonds, Series 2001, 5.500%, 11/15/16 -
                 FGIC Insured

        5,000   Denver City and County, Colorado, Airport System Revenue             11/11 at 100.00         AAA          5,433,050
                 Refunding Bonds, Series 2001A, 5.625%, 11/15/17
                 (Alternative Minimum Tax) - FGIC Insured

        3,185   Denver City and County, Colorado, Airport System Revenue                No Opt. Call           A          3,717,373
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

        3,000   Denver Convention Center Hotel Authority, Colorado, Senior           12/13 at 100.00         AAA          3,129,540
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/23 - XLCA Insured

                E-470 Public Highway Authority, Colorado, Senior Revenue
                Bonds, Series 2000B:
        5,000    0.000%, 9/01/24 - MBIA Insured                                         No Opt. Call         AAA          2,058,550
        5,000    0.000%, 9/01/28 (Pre-refunded to 9/01/10) - MBIA Insured              9/10 at 31.42         AAA          1,317,250

          250   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA            265,393
                 Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41 -
                 FSA Insured

        1,100   University of Colorado Hospital Authority, Revenue Bonds,            11/11 at 100.00        Baa1          1,152,756
                 Series 2001A, 5.600%, 11/15/31

------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.4%

          500   District of Columbia, Hospital Revenue Refunding Bonds,               8/06 at 102.00         AAA            521,790
                 Medlantic Healthcare Group, Series 1996A,
                 5.750%, 8/15/16 - MBIA Insured


                                       21


                        Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                                Portfolio of INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA (continued)

$         500   Washington Convention Center Authority, District of Columbia,        10/08 at 101.00         AAA     $      523,520
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 5.000%, 10/01/21 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.6%

        6,060   JEA, Florida, St. John's River Power Park System Revenue             10/05 at 100.00         Aa2          6,097,269
                 Refunding Bonds, Issue Two, Series Nine, 5.250%, 10/01/21

          625   Miami-Dade County Expressway Authority, Florida, Toll System          7/11 at 101.00         Aaa            653,969
                 Revenue Refunding Bonds, Series 2001, 5.125%, 7/01/29 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.5%

        1,100   Hawaii, Certificates of Participation, Kapolei State Office          11/08 at 101.00         AAA          1,161,534
                 Building, Series 1998A, 5.000%, 5/01/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.3%

        4,425   Chicago Metropolitan Housing Development Corporation,                 1/06 at 100.00          AA          4,431,461
                 Illinois, FHA-Insured Section 8 Assisted Housing Development
                 Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17

        2,400   Chicago, Illinois, Special Facility Revenue Refunding Bonds,            No Opt. Call         N/R            288,192
                 O'Hare International Airport, United Air Lines Inc. Project,
                 Series 2001C, 6.300%, 5/01/16 #

          250   Illinois Development Finance Authority, Economic                      8/08 at 100.00        Baa2            258,463
                 Development Revenue Bonds, Latin School of Chicago,
                 Series 1998, 5.200%, 8/01/11

        2,185   Illinois Finance Authority, Revenue Bonds, YMCA of                    9/15 at 100.00          AA          2,219,086
                 Southwest Illinois, Series 2005, 5.000%, 9/01/31 -
                 RAAI Insured

        3,000   Illinois Health Facilities Authority, Revenue Bonds,                 11/05 at 100.00         AAA          3,006,180
                 Rush-Presbyterian St. Luke's Medical Center Obligated
                 Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured

        1,055   Illinois Health Facilities Authority, Revenue Bonds, Loyola           7/11 at 100.00        Baa1          1,117,931
                 University Health System, Series 2001A, 6.125%, 7/01/31

        2,255   Illinois Health Facilities Authority, Revenue Bonds,                  7/12 at 100.00          A-          2,473,487
                 Lake Forest Hospital, Series 2002A, 6.250%, 7/01/22

          600   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00        Baa2            643,026
                 Revenue Bonds, Educational Advancement Foundation
                 Fund, University Center Project, Series 2002,
                 6.000%, 5/01/22

        5,700   Illinois, Sales Tax Revenue Bonds, First Series 2002,                 6/13 at 100.00         AAA          5,989,617
                 5.000%, 6/15/22

           45   Metropolitan Pier and Exposition Authority, Illinois, Revenue        12/05 at 100.00          A1             45,094
                 Bonds, McCormick Place Expansion Project, Series 1992A,
                 6.500%, 6/15/22

        7,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/12 at 101.00         AAA          7,379,190
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        5,045   Sauk Village, Illinois, General Obligation Alternate Revenue         12/12 at 100.00          AA          5,185,352
                 Source Bonds, Tax Increment, Series 2002A, 5.000%, 6/01/22 -
                 RAAI Insured

                Sauk Village, Illinois, General Obligation Alternate Revenue
                Source Bonds, Tax Increment, Series 2002B:
        1,060    0.000%, 12/01/17 - RAAI Insured                                        No Opt. Call          AA            580,477
        1,135    0.000%, 12/01/18 - RAAI Insured                                        No Opt. Call          AA            589,258

        1,100   Schaumburg, Illinois, General Obligation Bonds,                      12/14 at 100.00         AAA          1,181,455
                 Series 2004B, 5.250%, 12/01/34 - FGIC Insured

        1,000   Yorkville, Illinois, General Obligation Debt Certificates,           12/11 at 100.00          AA          1,026,750
                 Series 2003, 5.000%, 12/15/21 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.1%

        1,000   Franklin Community Multi-School Building Corporation,                 7/14 at 100.00         AAA          1,053,350
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 - FGIC Insured

        4,380   Indiana Municipal Power Agency, Power Supply System                   1/12 at 100.00         AAA          4,672,409
                 Revenue Bonds, Series 2002A, 5.125%, 1/01/21 -
                 AMBAC Insured

        1,280   Indiana Housing Finance Authority, Single Family Mortgage             7/11 at 100.00         Aaa          1,320,563
                 Revenue Bonds, Series 2002C-2, 5.250%, 7/01/23
                 (Alternative Minimum Tax)

          750   West Clark 2000 School Building Corporation, Clark                    1/15 at 100.00         AAA            791,880
                 County, Indiana, First Mortgage Bonds, Series 2005,
                 5.000%, 7/15/22 - MBIA Insured


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.8%

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
$       1,000    5.300%, 6/01/25                                                      6/11 at 101.00         BBB     $    1,020,460
        3,500    5.600%, 6/01/35                                                      6/11 at 101.00         BBB          3,602,585

------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.1%

        2,125   Louisiana Public Facilities Authority, Revenue Bonds,                 7/14 at 100.00         AAA          2,246,975
                 Baton Rouge General Hospital, Series 2004,
                 5.250%, 7/01/24 - MBIA Insured

        3,000   Louisiana Public Facilities Authority, Revenue Bonds,                 7/12 at 100.00         AAA          3,113,070
                 Tulane University, Series 2002A, 5.125%, 7/01/27 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.2%

        3,000   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+          3,181,890
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

        2,090   Massachusetts Water Resources Authority, General Revenue                No Opt. Call         AAA          2,314,696
                 Bonds, Series 1993C, 5.250%, 12/01/15 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.0%

        2,900   Michigan State Hospital Finance Authority, Hospital Revenue          12/12 at 100.00         AA-          3,042,071
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

        2,000   Plymouth-Canton Community School District, Wayne and                  5/09 at 100.00          AA          2,076,600
                 Washtenaw Counties, Michigan, Unlimited Tax General
                 Obligation School Building and Site Bonds, Series 1999,
                 4.750%, 5/01/18

------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.1%

          500   Clark County, Nevada, Limited Tax General Obligation                  7/06 at 101.00         AAA            513,625
                 Las Vegas Convention and Visitors Authority Bonds,
                 Series 1996, 5.500%, 7/01/17 - MBIA Insured

        1,500   Clark County, Nevada, General Obligation Bank Bonds,                  6/11 at 100.00         AAA          1,625,880
                 Southern Nevada Water Authority Loan, Series 2001,
                 5.300%, 6/01/19 - FGIC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
        4,595    0.000%, 1/01/22 - AMBAC Insured                                        No Opt. Call         AAA          2,137,089
       13,250    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         13,935,555

------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.0%

        2,500   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa3          2,578,500
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/23

------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 2.5%

                University of New Mexico, FHA-Insured Mortgage Hospital
                Revenue Bonds, Series 2004:
          555    4.625%, 1/01/25 - FSA Insured                                        7/14 at 100.00         AAA            558,341
          660    4.625%, 7/01/25 - FSA Insured                                        7/14 at 100.00         AAA            663,973
        2,000    4.750%, 7/01/27 - FSA Insured                                        7/14 at 100.00         AAA          2,027,040
        3,000    4.750%, 1/01/28 - FSA Insured                                        7/14 at 100.00         AAA          3,034,080

------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 4.8%

        2,000   New York City Municipal Water Finance Authority, New York,           12/14 at 100.00         AAA          2,094,240
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2005B, 5.000%, 6/15/36 - FSA Insured

        2,700   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         Ba1          2,847,771
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/17

        3,000   New York State Tobacco Settlement Financing Corporation,              6/11 at 100.00         AA-          3,284,160
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16

        3,810   Triborough Bridge and Tunnel Authority, New York, Convention            No Opt. Call         AA-          4,158,272
                 Center Bonds, Series 1990E, 7.250%, 1/01/10

------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6%

        1,500   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          1,540,605
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31


                                       23


                        Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                                Portfolio of INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.7%

$       1,020   Carlisle Area School District, Cumberland County, Pennsylvania,       9/09 at 100.00         Aaa     $    1,067,552
                 General Obligation Bonds, Series 2004A,
                 5.000%, 9/01/20 - FGIC Insured

        1,000   Dauphin County General Authority, Pennsylvania, Health System         2/09 at 101.00         AAA          1,054,430
                 Revenue Bonds, Pinnacle Health System Project,
                 Series 1999, 5.125%, 8/15/17 - MBIA Insured

        1,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,085,590
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.500%, 7/01/17 (Alternative
                 Minimum Tax) - FGIC Insured

        3,250   Philadelphia School District, Pennsylvania, General Obligation        2/12 at 100.00         AAA          3,614,000
                 Bonds, Series 2002A, 5.500%, 2/01/31 (Pre-refunded to
                 2/01/12) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 1.2%

        3,000   Puerto Rico Housing Finance Authority, Capital Fund Program          12/13 at 100.00          AA          3,152,700
                 Revenue Bonds, Series 2003, 5.000%, 12/01/20

------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.1%

        5,000   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB          5,384,100
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42

------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 6.5%

          620   Florence, South Carolina, Water and Sewerage Revenue                  3/10 at 101.00         AAA            681,027
                 Bonds, Series 2000, 5.750%, 3/01/20 -  AMBAC Insured

        4,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00      AA-***          4,608,960
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19
                 (Pre-refunded to 12/01/12)

        2,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          2,772,275
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18

        8,350   South Carolina Public Service Authority, Revenue Refunding            1/06 at 102.00         AAA          8,572,862
                 Bonds, Santee Cooper Electric System, Series 1996A,
                 5.750%, 1/01/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 0.4%

        1,000   South Dakota Health and Educational Facilities Authority,            11/14 at 100.00          A+          1,040,330
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A,
                 5.250%, 11/01/34

------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 14.8%

        4,000   Brazos River Harbor Navigation District, Brazoria County,             5/12 at 101.00          A-          4,337,000
                 Texas, Environmental Facilities Revenue Bonds, Dow
                 Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Alternative Minimum Tax) (Mandatory put 5/15/17)

        1,500   Central Texas Regional Mobility Authority, Travis and                 1/15 at 100.00         AAA          1,537,305
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/45 - FGIC Insured

        1,270   Cleveland Housing Corporation, Texas, FHA-Insured Section 8           1/06 at 100.00         AAA          1,272,121
                 Assisted Mortgage Revenue Refunding Bonds, Series 1992C,
                 7.375%, 7/01/24 - MBIA Insured

        4,550   Harris County-Houston Sports Authority, Texas, Junior Lien            11/31 at 53.78         AAA            645,235
                 Revenue Bonds, Series 2001H, 0.000%, 11/15/41 -
                 MBIA Insured

        2,500   Harris County Health Facilities Development Corporation,             10/05 at 102.00         AAA          2,799,450
                 Texas, Hospital Revenue Bonds, Texas Children's Hospital,
                 Series 1995, 5.500%, 10/01/16 - MBIA Insured

        3,000   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          3,100,980
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        2,000   Houston, Texas, Subordinate Lien Airport System Revenue               7/12 at 100.00         AAA          2,176,340
                 Bonds, Series 2002A, 5.625%, 7/01/20 (Alternative
                 Minimum Tax) - FSA Insured

        3,125   Katy Independent School District, Harris, Fort Bend and Waller        2/12 at 100.00         AAA          3,213,219
                 Counties, Texas, General Obligation Bonds, Series 2002A,
                 5.000%, 2/15/32

                Killeen Independent School District, Bell County, Texas,
                General Obligation Bonds, Series 1998:
          780    5.000%, 2/15/14 (Pre-refunded to 2/15/08)                            2/08 at 100.00         AAA            814,562
          220    5.000%, 2/15/14                                                      2/08 at 100.00         AAA            228,494

        1,000   Lewisville Independent School District, Denton County, Texas,         8/11 at 100.00         AAA          1,049,400
                 General Obligation Bonds, Series 2004, 5.000%, 8/15/23


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       4,750   Sam Rayburn Municipal Power Agency, Texas, Power Supply              10/12 at 100.00          AA     $    5,094,470
                 System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17 - RAAI Insured

        1,000   Texas, General Obligation Bonds, Water Financial Assistance           8/13 at 100.00         Aa1          1,023,120
                 Program, Series 2003A, 5.125%, 8/01/42 (Alternative
                 Minimum Tax)

        8,900   Texas Turnpike Authority, Dallas North Tollway System                 1/06 at 102.00         AAA          9,117,427
                 Revenue Bonds, President George Bush Turnpike,
                 Series 1995, 5.250%, 1/01/23 - FGIC Insured

        1,250   Texas Water Development Board, Senior Lien State Revolving            1/07 at 100.00         AAA          1,278,300
                 Fund Revenue Bonds, Series 1996B, 5.125%, 7/15/18

------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.6%

        1,435   Salt Lake City and Sandy Metropolitan Water District, Utah,           7/14 at 100.00         Aaa          1,526,381
                 Water Revenue Bonds, Series 2004, 5.000%, 7/01/21 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 2.6%

        3,000   Vermont Housing Finance Agency, Multifamily Housing Bonds,            2/09 at 100.00         AAA          3,113,640
                 Series 1999C, 5.800%, 8/15/16 - FSA Insured

        3,600   Vermont Industrial Development Authority, Revenue Refunding           3/06 at 100.00           A          3,606,300
                 Bonds, Stanley Works Inc., Series 1992, 6.750%, 9/01/10

------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.5%

          250   Norfolk, Virginia, Water Revenue Bonds, Series 1995,                 11/05 at 102.00         AAA            255,600
                 5.750%, 11/01/13 - MBIA Insured

        1,000   Virginia Transportation Board, Transportation Revenue                 5/07 at 101.00         AA+          1,038,150
                 Refunding Bonds, U.S. Route 58 Corridor Development
                 Program, Series 1997C, 5.125%, 5/15/19

------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.6%

        2,000   Washington State Healthcare Facilities Authority, Revenue            12/07 at 101.00         AAA          2,088,640
                 Bonds, Catholic Health Initiatives, Series 1997A,
                 5.125%, 12/01/17 - MBIA Insured

        6,715   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         AAA          7,074,320
                 Bonds, Sisters of Providence Health System, Series 2001A,
                 5.125%, 10/01/17 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.0%

        4,000   Wisconsin Housing and Economic Development Authority,                 3/12 at 100.00          AA          4,111,760
                 Home Ownership Revenue Bonds, Series 2002G,
                 4.850%, 9/01/17

        1,000   Wisconsin Health and Educational Facilities Authority,                8/13 at 100.00           A          1,072,826
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2003A, 5.500%, 8/15/18
------------------------------------------------------------------------------------------------------------------------------------
$     253,635   Total Long-Term Investments (cost $240,110,465) - 97.8%                                                 250,078,511
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.8%

        2,000   Clark County School District, Nevada, General Obligation                                    A-1+          2,000,000
                 Bonds, Variable Rate Demand Obligations, Series 2001B,
                 2.900%, 6/15/21 - FSA Insured +
------------------------------------------------------------------------------------------------------------------------------------
$       2,000   Total Short-Term Investments (cost $2,000,000)                                                            2,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $242,110,465) - 98.6%                                                           252,078,511
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      3,570,890
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  255,649,401
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.


                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Select Tax-Free Income Portfolio 3 (NXR)
                        Portfolio of
                                INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.3%

$         500   Marshall County Healthcare Authority, Alabama, Revenue                1/12 at 101.00          A-     $      548,825
                 Bonds, Series 2002A, 6.250%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.4%

          700   Tucson, Arizona, Junior Lien Street and Highway User Revenue          7/11 at 100.00         AAA            758,226
                 Bonds, Series 2001, 5.000%, 7/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 5.3%

        2,105   Azusa Unified School District, Los Angeles County, California,        7/12 at 100.00         AAA          2,294,155
                 General Obligation Bonds, Series 2002, 5.375%, 7/01/21 -
                 FSA Insured

        3,350   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,825,432
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,457,650
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

          250   Santa Ana Unified School District, Orange County, California,         8/10 at 101.00         AAA            275,870
                 General Obligation Bonds, Series 2000, 5.700%, 8/01/29 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.9%

                Colorado Health Facilities Authority, Revenue Bonds, Catholic
                Health Initiatives, Series 2002A:
        2,265    5.500%, 3/01/22                                                      3/12 at 100.00       AA***          2,505,973
        1,735    5.500%, 3/01/22                                                      3/12 at 100.00          AA          1,881,503

        2,700   Denver City and County, Colorado, Airport System Revenue                No Opt. Call           A          3,151,305
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

        3,000   Denver Convention Center Hotel Authority, Colorado, Senior           12/13 at 100.00         AAA          3,125,370
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/24 - XLCA Insured

          325   E-470 Public Highway Authority, Colorado, Senior Revenue              9/07 at 101.00         AAA            336,148
                 Bonds, Series 1997A, 5.000%, 9/01/26 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.1%

          250   Connecticut Health and Educational Facilities Authority,              1/06 at 100.00         AAA            256,477
                 Revenue Bonds, Bridgeport Hospital Issue, Series 1992A,
                 6.625%, 7/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.2%

          235   District of Columbia, General Obligation Refunding Bonds,               No Opt. Call         AAA            265,978
                 Series 1994A-1, 6.500%, 6/01/10 - MBIA Insured

           15   District of Columbia, General Obligation Bonds,                      12/05 at 100.00         AAA             15,044
                 Series 1993E, 6.000%, 6/01/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.0%

        4,000   JEA, Florida, Subordinate Lien Electric System Revenue Bonds,        10/07 at 100.00         Aa3          4,012,880
                 Series 2002D, 4.625%, 10/01/22

        5,020   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00         Aa2          5,343,137
                 Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.6%

        1,525   Atlanta, Georgia, Airport Facilities Revenue Bonds, Series 1990,        No Opt. Call         AAA          1,209,508
                 0.000%, 1/01/10 (Alternative Minimum Tax) - MBIA Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 19.2%

$       1,160   Chicago Metropolitan Housing Development Corporation,                 1/06 at 100.00          AA     $    1,168,886
                 Illinois, FHA-Insured Section 8 Assisted Housing Development
                 Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22

          700   Chicago, Illinois, Special Facility Revenue Refunding Bonds,            No Opt. Call         N/R             84,056
                 O'Hare International Airport, United Air Lines Inc. Project,
                 Series 2001C, 6.300%, 5/01/16 #

        1,930   Illinois Development Finance Authority, Revenue Bonds,                5/11 at 101.00          A-          2,070,099
                 Midwestern University, Series 2001B, 5.750%, 5/15/16

        2,185   Illinois Finance Authority, Revenue Bonds, YMCA of Southwest          9/15 at 100.00          AA          2,219,086
                 Illinois, Series 2005, 5.000%, 9/01/31 - RAAI Insured

        1,500   Illinois Health Facilities Authority, Revenue Bonds, Evangelical        No Opt. Call      N/R***          1,838,640
                 Hospitals Corporation, Series 1992C, 6.250%, 4/15/22

        4,000   Illinois Health Facilities Authority, Revenue Bonds, Franciscan       9/06 at 100.00         AAA          4,130,480
                 Sisters Healthcare Corporation, Series 1992B,
                 6.625%, 9/01/13 (Pre-refunded to 9/01/06) - MBIA Insured

        4,460   Illinois Health Facilities Authority, Remarketed Revenue Bonds,       8/11 at 103.00         Aa1          4,873,041
                 University of Chicago Project, Series 1985A, 5.500%, 8/01/20

        2,225   Illinois Health Facilities Authority, Revenue Refunding Bonds,        1/13 at 100.00          A2          2,487,572
                 Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17

        5,700   Illinois, Sales Tax Revenue Bonds, First Series 2002,                 6/13 at 100.00         AAA          5,989,617
                 5.000%, 6/15/22

        2,000   Illinois, Sales Tax Revenue Bonds, Series 1997X,                      6/07 at 101.00         AAA          2,097,020
                 5.600%, 6/15/17

        6,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/12 at 101.00         AAA          6,325,020
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        1,300   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,        12/14 at 100.00         AAA          1,396,265
                 5.250%, 12/01/34 - FGIC Insured

        1,000   Yorkville, Illinois, General Obligation Debt Certificates,           12/11 at 100.00          AA          1,024,580
                 Series 2003, 5.000%, 12/15/22 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 6.4%

        1,000   Franklin Community Multi-School Building Corporation,                 7/14 at 100.00         AAA          1,053,350
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 - FGIC Insured

        3,500   Indiana Health Facility Financing Authority, Hospital Revenue         9/11 at 100.00          A+          3,626,070
                 Bonds, Methodist Hospitals Inc., Series 2001,
                 5.375%, 9/15/22

        2,500   Indiana Health Facility Financing Authority, Hospital Revenue           No Opt. Call         AAA          2,986,000
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

        2,000   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA          2,120,420
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33 -
                 MBIA Insured

        2,295   Shelbyville Central Renovation School Building Corporation,           7/15 at 100.00         AAA          2,232,599
                 Indiana, First Mortgage Bonds, Series 2005, 4.375%, 7/15/25 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 3.7%

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        3,850    5.300%, 6/01/25                                                      6/11 at 101.00         BBB          3,928,771
        2,850    5.600%, 6/01/35                                                      6/11 at 101.00         BBB          2,933,534


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.7%

        1,200   Maine Health and Higher Educational Facilities Authority,             7/09 at 101.00         AAA          1,319,328
                 Revenue Bonds, Series 1999B, 6.000%, 7/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.8%

        1,000   Massachusetts Development Finance Agency, Resource                   12/08 at 102.00         BBB          1,009,170
                 Recovery Revenue Bonds, Ogden Haverhill Associates,
                 Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-            556,925
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 6.000%, 7/01/17


                                       27

                        Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)
                                Portfolio of INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 5.1%

$         400   East Lansing School District, Ingham County, Michigan,                5/10 at 100.00       AA***     $      439,484
                 General Obligation Bonds, Series 2000, 5.625%, 5/01/30
                 (Pre-refunded to 5/01/10)

        4,000   Michigan Housing Development Authority, Single Family                 6/06 at 102.00         AA+          4,116,040
                 Mortgage Revenue Bonds, Series 1996C, 5.950%, 12/01/17

          235   Michigan State Hospital Finance Authority, Revenue Refunding          2/06 at 100.00         BB-            235,125
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.500%, 8/15/18

        2,900   Michigan State Hospital Finance Authority, Hospital Revenue          12/12 at 100.00         AA-          3,042,071
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

        1,600   Plymouth-Canton Community School District, Wayne and                  5/09 at 100.00          AA          1,661,280
                 Washtenaw Counties, Michigan, Unlimited Tax General
                 Obligation School Building and Site Bonds, Series 1999,
                 4.750%, 5/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.4%

          725   Mississippi Hospital Equipment and Facilities Authority,              9/14 at 100.00         N/R            719,715
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.9%

        3,500   Nebraska Public Power District, General Revenue Bonds,                1/13 at 100.00         AAA          3,627,855
                 Series 2002B, 5.000%, 1/01/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.9%

        4,000   Director of Nevada State Department of Business and Industry,         1/10 at 100.00         AAA          4,206,960
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        4,510   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA          4,960,504
                 Series 2002, 5.500%, 6/01/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.4%

          775   New Hampshire Housing Finance Agency, Single Family                   5/11 at 100.00         Aa2            790,469
                 Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 2.2%

        4,000   University of New Mexico, FHA-Insured Mortgage Hospital               7/14 at 100.00         AAA          4,024,080
                 Revenue Bonds, Series 2004, 4.625%, 1/01/25 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 3.5%

        2,335   Long Island Power Authority, New York, Electric System                9/11 at 100.00          A-          2,521,170
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/21

           35   New York City, New York, General Obligation Bonds,                    2/06 at 100.00          A+             35,106
                 Series 1991B, 7.000%, 2/01/18

        1,835   Dormitory Authority of the State of New York, Second                    No Opt. Call          A2          2,029,180
                 General Resolution Consolidated Revenue Bonds, City
                 University System, Series 1990C, 7.500%, 7/01/10

        1,850   New York State Tobacco Settlement Financing Corporation,              6/10 at 100.00         AA-          1,996,853
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/15


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 4.3%

        5,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          5,415,950
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/18 -
                 MBIA Insured

        2,345   Piedmont Triad Airport Authority, North Carolina, Airport             7/11 at 101.00         AAA          2,544,560
                 Revenue Bonds, Series 2001A, 5.250%, 7/01/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.7%

        3,000   Oklahoma Development Finance Authority, Revenue Bonds,                2/14 at 100.00          AA          3,077,220
                 St. John Health System, Series 2004, 5.000%, 2/15/24


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.5%

$       2,435   Dauphin County Industrial Development Authority,                        No Opt. Call          A-     $    2,962,884
                 Pennsylvania, Water Development Revenue Refunding
                 Bonds, Dauphin Consolidated Water Supply Company,
                 Series 1992B, 6.700%, 6/01/17

          500   Pennsylvania Higher Educational Facilities Authority,                 7/13 at 100.00        BBB+            522,875
                 Revenue Bonds, Widener University, Series 2003,
                 5.250%, 7/15/24

        1,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,085,590
                 Pennsylvania, Airport Revenue Bonds, Philadelphia
                 Airport System Project, Series 2001A, 5.500%, 7/01/17
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.2%

        1,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          1,663,365
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18

        1,500   Medical University Hospital Authority, South Carolina,                8/14 at 100.00         AAA          1,619,070
                 FHA-Insured Mortgage Revenue Bonds, Series 2004A,
                 5.250%, 8/15/20 - MBIA Insured

        2,500   South Carolina JOBS Economic Development Authority,                  11/12 at 100.00          A-          2,643,925
                 Economic Development Revenue Bonds, Bon Secours
                 Health System Inc., Series 2002A, 5.625%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 1.1%

        1,010   South Dakota Health and Educational Facilities Authority,             7/12 at 101.00         AAA          1,058,026
                 Revenue Bonds, Avera Health, Series 2002, 5.125%, 7/01/27 -
                 AMBAC Insured

        1,000   South Dakota Health and Educational Facilities Authority,            11/14 at 100.00          A+          1,040,330
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A,
                 5.250%, 11/01/34


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.1%

        2,000   Knox County Health, Educational and Housing Facilities                4/12 at 101.00        Baa3          2,122,620
                 Board, Tennessee, Hospital Revenue Bonds, Baptist Health
                 System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 15.5%

        1,500   Central Texas Regional Mobility Authority, Travis and                 1/15 at 100.00         AAA          1,537,305
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/45 - FGIC Insured

        3,755   Grand Prairie Industrial Development Authority, Texas,                  No Opt. Call          A-          3,765,139
                 Industrial Development Revenue Refunding Bonds, Baxter
                 International Inc. Project, Series 1992, 6.550%, 12/01/12

        2,500   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          2,584,150
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        3,000   Houston, Texas, Subordinate Lien Airport System Revenue               7/12 at 100.00         AAA          3,288,900
                 Bonds, Series 2002B, 5.500%, 7/01/18 - FSA Insured

        3,125   Katy Independent School District, Harris, Fort Bend and               2/12 at 100.00         AAA          3,213,219
                 Waller Counties, Texas, General Obligation Bonds,
                 Series 2002A, 5.000%, 2/15/32

                Killeen Independent School District, Bell County, Texas,
                General Obligation Bonds, Series 1998:
        1,425    5.000%, 2/15/14 (Pre-refunded to 2/15/08)                            2/08 at 100.00         AAA          1,488,142
          400    5.000%, 2/15/14                                                      2/08 at 100.00         AAA            415,444

        5,000   North Central Texas Health Facilities Development                     5/06 at 102.00         AA-          5,115,200
                 Corporation, Hospital Revenue Refunding Bonds, Baylor
                 Healthcare System, Series 1995, 5.250%, 5/15/16

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power Supply              10/12 at 100.00          AA          5,094,470
                 System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17 - RAAI Insured

        1,750   Texas, General Obligation Bonds, Water Financial Assistance           8/13 at 100.00         Aa1          1,790,460
                 Program, Series 2003A, 5.125%, 8/01/42 (Alternative
                 Minimum Tax)

          500   Victoria, Texas, General Obligation Bonds, Series 2001,               8/11 at 100.00         AAA            524,700
                 5.000%, 8/15/23 - FGIC Insured


                                       29


                        Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)
                                Portfolio of INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.9%

$       1,710   Intermountain Power Agency, Utah, Power Supply Revenue                7/06 at 102.00          A+     $    1,745,996
                 Refunding Bonds, Series 1996D, 5.000%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.4%

        2,500   Wisconsin, General Obligation Refunding Bonds,                       11/13 at 100.00         AA-          2,614,020
                 Series 2003-3, 5.000%, 11/01/26
------------------------------------------------------------------------------------------------------------------------------------
$     174,235   Total Long-Term Investments (cost $175,877,818) - 98.7%                                                 184,073,462
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                      2,403,189
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  186,476,651
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen California Select Tax-Free Income Portfolio (NXC)
                        Portfolio of
                                INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.9%

$       1,740   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00         BBB     $    1,770,398
                 Settlement Asset-Backed Revenue Bonds, Fresno County
                 Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.1%

        1,000   California Educational Facilities Authority, Revenue Bonds,          12/09 at 101.00         AAA          1,054,680
                 Stanford University, Series 1999P, 5.000%, 12/01/23

        2,600   California Educational Facilities Authority, Revenue Bonds,          11/11 at 100.00          A2          2,725,970
                 University of the Pacific, Series 2002, 5.250%, 11/01/21

        1,000   California Educational Facilities Authority, Revenue Bonds,          10/12 at 100.00          A2          1,061,350
                 University of San Diego, Series 2002A, 5.500%, 10/01/32

        3,000   California Infrastructure Economic Development Bank,                 10/11 at 101.00          A-          3,196,350
                 Revenue Bonds, J. David Gladstone Institutes, Series 2001,
                 5.500%, 10/01/19

        2,000   California State Public Works Board, Lease Revenue Bonds,            10/12 at 100.00         AAA          2,093,120
                 University of California System, Series 2002A,
                 5.000%, 10/01/22 - FSA Insured

        1,000   Long Beach Bond Financing Authority, California,                     11/11 at 101.00         AAA          1,057,150
                 Lease Revenue Refunding Bonds, Long Beach Aquarium of
                 the South Pacific, Series 2001, 5.250%, 11/01/30 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 9.1%

          225   California Health Facilities Financing Authority, Revenue            11/15 at 100.00          A3            229,450
                 Bonds, Cedars-Sinai Medical Center, Series 2005,
                 5.000%, 11/15/34

        2,000   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00          A+          2,115,860
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

           90   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+             93,580
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/24

        1,880   California Statewide Community Development Authority,                 6/07 at 101.00         AAA          1,968,529
                 Revenue Bonds, Los Angeles Orthopaedic Hospital
                 Foundation, Series 2000, 5.500%, 6/01/17 - AMBAC Insured

        1,500   California Statewide Community Development Authority,                11/09 at 102.00           A          1,576,065
                 Insured Mortgage Hospital Revenue Bonds, Mission
                 Community Hospital, Series 2001, 5.375%, 11/01/26

        1,500   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          1,617,060
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

          790   Central California Joint Powers Health Finance Authority,             2/06 at 100.00        Baa2            789,984
                 Certificates of Participation, Community Hospitals of
                 Central California, Series 1993, 5.000%, 2/01/23

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 0.9%

          750   California Statewide Community Development Authority,                 8/12 at 100.00           A            787,590
                 Student Housing Revenue Bonds, EAH - Irvine East
                 Campus Apartments, LLC Project, Series 2002A,
                 5.500%, 8/01/22 - ACA Insured

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.4%

        1,250   California Pollution Control Financing Authority, Solid Waste           No Opt. Call        BBB+          1,327,988
                 Disposal Revenue Bonds, Republic Services Inc.,
                 Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax)
                 (Mandatory put 12/01/17)

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7%

        1,500   ABAG Finance Authority for Non-Profit Corporations,                  11/12 at 100.00           A          1,569,555
                 California, Insured Senior Living Revenue Bonds, Odd
                 Fellows Home of California, Series 2003A, 5.200%, 11/15/22

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 22.1%

                California, General Obligation Bonds, Series 2003:
          500    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA            544,420
        1,450    5.250%, 2/01/21                                                      8/13 at 100.00           A          1,564,739
        1,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00         AAA          1,067,720


                                       31


                        Nuveen California Select Tax-Free Income Portfolio (NXC) (continued)
                                Portfolio of INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                California, General Obligation Bonds, Series 2004:
$         750    5.000%, 2/01/23                                                      2/14 at 100.00           A     $      784,538
          800    5.125%, 4/01/25                                                      4/14 at 100.00           A            843,968

        2,000   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA          2,124,300
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

                Golden West Schools Financing Authority, California, General
                Obligation Revenue Refunding Bonds, School District Program,
                Series 1999A:
        4,650    0.000%, 8/01/16 - MBIA Insured                                         No Opt. Call         AAA          2,923,176
        1,750    0.000%, 2/01/17 - MBIA Insured                                         No Opt. Call         AAA          1,067,290
        2,375    0.000%, 8/01/17 - MBIA Insured                                         No Opt. Call         AAA          1,417,210
        2,345    0.000%, 2/01/18 - MBIA Insured                                         No Opt. Call         AAA          1,357,614

          395   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA            417,452
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured

                Mountain View-Los Altos Union High School District, Santa Clara
                County, California, General Obligation Capital Appreciation
                Bonds, Series 1995C:
        1,015    0.000%, 5/01/17 - MBIA Insured                                         No Opt. Call         AAA            612,319
        1,080    0.000%, 5/01/18 - MBIA Insured                                         No Opt. Call         AAA            618,365

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          130    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00         AAA            137,389
          135    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00         AAA            142,231

        1,500   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA          1,659,720
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/24 - FSA Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          100    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00         AAA            105,974
          150    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00         AAA            158,340

        2,565   Sunnyvale School District, Santa Clara County, California,            9/15 at 100.00         AAA          2,711,846
                 General Obligation Bonds, Series 2005A, 5.000%, 9/01/26 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 13.3%

        1,000   Bell Community Redevelopment Agency, California, Tax                 10/13 at 100.00          AA          1,072,130
                 Allocation Bonds, Bell Project Area, Series 2003,
                 5.625%, 10/01/33 - RAAI Insured

                California, Economic Recovery Revenue Bonds, Series 2004A:
        1,250    5.000%, 7/01/15                                                      7/14 at 100.00         AA-          1,357,338
        1,000    5.000%, 7/01/16                                                      7/11 at 100.00         AA-          1,069,050

        1,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00          A-          1,090,930
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/23

        3,500   California State Public Works Board, Lease Revenue Bonds,               No Opt. Call         AAA          4,223,415
                 Department of Corrections, Calipatria State Prison,
                 Series 1991A, 6.500%, 9/01/17 - MBIA Insured

           90   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00         AAA             95,602
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 -
                 XLCA Insured

        1,300   Orange County, California, Special Tax Bonds, Community               8/12 at 101.00         N/R          1,335,672
                 Facilities District 03-1 of Ladera Ranch, Series 2004A,
                 5.625%, 8/15/34

          105   Rialto Redevelopment Agency, California, Tax Allocation               9/15 at 100.00         AAA            108,607
                 Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          215   Riverside County Public Financing Authority, California,             10/15 at 100.00         AAA            222,968
                 Tax Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

          605   Sacramento City Financing Authority, California, Lease                  No Opt. Call         AAA            684,848
                 Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 MBIA Insured

        1,000   Santa Clara County Board of Education, California, Certificates       4/12 at 101.00         AAA          1,042,210
                 of Participation, Series 2002, 5.000%, 4/01/25 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.8%

        1,150   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,089,913
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       5,000   Los Angeles Harbors Department, California, Revenue                   8/11 at 100.00         AAA     $    5,406,900
                 Refunding Bonds, Series 2001B, 5.500%, 8/01/17
                 (Alternative Minimum Tax) - AMBAC Insured

        3,305   Palm Springs Financing Authority, California, Palm Springs            1/06 at 100.00         AAA          3,312,602
                 Regional Airport Revenue Bonds, Series 1992,
                 6.000%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured

        1,000   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00         AAA          1,082,850
                 5.250%, 11/01/20 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 5.6%

          500   Beverly Hills Unified School District, Los Angeles County,            8/12 at 100.00       AA***            546,435
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/26 (Pre-refunded to 8/01/12)

          750   California Educational Facilities Authority, Revenue Bonds,           8/09 at 100.00       A1***            815,108
                 Pepperdine University, Series 2002A, 5.500%, 8/01/32
                 (Pre-refunded to 8/01/09)

        1,400   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         Aaa          1,566,068
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.500%, 6/01/33 (Pre-refunded to 6/01/13)

        2,000   North Orange County Community College District, California,           8/12 at 101.00         AAA          2,193,860
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/22
                 (Pre-refunded to 8/01/12) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.4%

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        2,000    5.750%, 5/01/17                                                      5/12 at 101.00          A2          2,224,200
        2,000    5.125%, 5/01/19                                                      5/12 at 101.00          A2          2,121,040

          200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            212,384
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        1,225   Turlock Irrigation District, California, Revenue Refunding              No Opt. Call         AAA          1,374,193
                 Bonds, Series 1992A, 6.250%, 1/01/12 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.7%

        2,160   California Statewide Community Development Authority,                10/11 at 101.00         AAA          2,316,319
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2001B, 5.125%, 10/01/22 - FSA Insured

        2,800   Los Angeles, California, Wastewater System Revenue Bonds,             6/08 at 101.00         AAA          2,931,544
                 Series 1998A, 5.000%, 6/01/23 - FGIC Insured

          825   South Feather Water and Power Agency, California, Water               4/13 at 100.00         BBB            852,233
                 Revenue Certificates of Participation, Solar Photovoltaic
                 Project, Series 2003, 5.375%, 4/01/24

        1,000   Woodbridge Irrigation District, California, Certificates              7/13 at 100.00        BBB+          1,044,177
                 of Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43
------------------------------------------------------------------------------------------------------------------------------------
$      86,895   Total Long-Term Investments (cost $81,860,518) - 94.0%                                                   86,685,886
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 6.0%                                                                      5,533,241
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $   92,219,127
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen New York Select Tax-Free Income Portfolio (NXN)
                        Portfolio of
                                INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.2%

$         100   New York City Industrial Development Agency, New York,                9/15 at 100.00        BBB-     $      101,418
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35 (DD, settling 10/03/05)


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.0%

        1,080   TSASC Inc., New York, Tobacco Asset-Backed Bonds,                     7/12 at 100.00         BBB          1,134,140
                 Series 2002-1, 5.500%, 7/15/24


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.0%

        1,700   Amherst Industrial Development Agency, New York, Revenue              8/12 at 101.00         AAA          1,801,796
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Creekside Project, Series 2002A,
                 5.000%, 8/01/22 - AMBAC Insured

          100   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            102,736
                 Civic Facility Revenue Bonds, St. Francis College,
                 Series 2004, 5.000%, 10/01/34

          500   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-            519,385
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          490   Dormitory Authority of the State of New York, Second                    No Opt. Call         AAA            547,869
                 General Resolution Consolidated Revenue Bonds, City
                 University System, Series 1990C, 7.500%, 7/01/10 -
                 FGIC Insured

        1,000   Dormitory Authority of the State of New York, Insured                 7/07 at 101.00         AAA          1,043,470
                 Revenue Bonds, Rochester Institute of Technology,
                 Series 1997, 5.250%, 7/01/22 - MBIA Insured

          785   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA            818,025
                 Bonds, Iona College, Series 2002, 5.000%, 7/01/22 -
                 XLCA Insured

          200   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00         BBB            205,574
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University
                 System, Series 1999, 5.375%, 2/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.3%

          750   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA            813,818
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/21 - AMBAC Insured

          250   New York City Industrial Development Agency, New York,                7/12 at 101.00          B2            249,053
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2002C, 6.450%, 7/01/32

          250   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            262,443
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

          415   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA            454,487
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            521,575
                 Winthrop South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          670   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00         AAA            708,384
                 Bonds, Memorial Sloan-Kettering Cancer Center,
                 Series 2003-1, 5.000%, 7/01/21 - MBIA Insured

          250   Dormitory Authority of the State of New York, Revenue Bonds,          5/13 at 100.00          A3            262,688
                 North Shore Long Island Jewish Group, Series 2003,
                 5.375%, 5/01/23

        1,680   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         AAA          1,811,561
                 Bonds, Winthrop South Nassau University Health System
                 Obligated Group, Series 2001A, 5.250%, 7/01/17 -
                 AMBAC Insured

        1,195   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         AAA          1,288,580
                 Bonds, Winthrop South Nassau University Health System
                 Obligated Group, Series 2001B, 5.250%, 7/01/17 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.2%

        1,000   East Rochester Housing Authority, New York, Revenue                  12/12 at 103.00         AAA          1,074,390
                 Bonds, GNMA/FHA-Secured Revenue Bonds, St. Mary's
                 Residence Project, Series 2002A, 5.375%, 12/20/22


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,000   New Hartford-Sunset Woods Funding Corporation, New York,              8/12 at 101.00         AAA     $    1,060,860
                 FHA-Insured Mortgage Revenue Bonds,  Sunset Woods
                 Apartments II Project, Series 2002, 5.350%, 2/01/20

          250   New York City Housing Development Corporation, New York,              5/14 at 100.00          AA            261,048
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

          160   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA            159,994
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

          380   New York State Housing Finance Agency, FHA-Insured                    2/06 at 100.00         AAA            380,597
                 Multifamily Housing Mortgage Revenue Bonds, Series 1992C,
                 6.450%, 8/15/14 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.2%

        2,500   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/11 at 100.00         Aaa          2,556,550
                 Thirty-First Series A, 5.300%, 10/01/31 (Alternative
                 Minimum Tax)

        2,000   New York State Mortgage Agency, Homeowner Mortgage                   10/11 at 100.00         Aa1          2,039,960
                 Revenue Bonds, Series 101, 5.000%, 10/01/18 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 9.3%

        2,000   East Rochester Housing Authority, New York, FHA-Insured               8/12 at 101.00         AAA          2,075,100
                 Mortgage Revenue Refunding Bonds, Jewish Home of
                 Rochester, Series 2002, 4.625%, 2/15/17

        1,000   New York City Industrial Development Agency, New York,               11/12 at 101.00         AA+          1,027,400
                 GNMA Collateralized Mortgage Revenue  Bonds, Eger
                 Harbor House Inc., Series 2002A, 4.950%, 11/20/32

           50   Dormitory Authority of the State of New York, Revenue Bonds,          7/15 at 100.00           A             50,605
                 Providence Rest, Series 2005, 5.000%, 7/01/35 -
                 ACA Insured

        2,000   Dormitory Authority of the State of New York, FHA-Insured             8/11 at 101.00         AAA          2,093,280
                 Nursing Home Mortgage Revenue Bonds, Norwegian
                 Christian Home and Health Center, Series 2001,
                 5.200%, 8/01/36 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 6.5%

                Clarkstown, Rickland County, New York, Various Purposes
                Serial Bonds, Series 1992:
          505    5.600%, 6/15/10 - AMBAC Insured                                        No Opt. Call         AAA            555,424
          525    5.600%, 6/15/11 - AMBAC Insured                                        No Opt. Call         AAA            583,805
          525    5.600%, 6/15/12 - AMBAC Insured                                        No Opt. Call         AAA            593,597

          750   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AAA            806,190
                 Series 2004I, 5.000%, 8/01/17 - MBIA Insured

          300   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00          A+            326,484
                 Series 2004C, 5.250%, 8/15/16

          225   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            244,760
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

          500   West Islip Union Free School District, Suffolk County,               10/15 at 100.00         Aaa            545,845
                 New York, General Obligation Bonds, Series 2005,
                 5.000%, 10/01/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 13.9%

          600   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA            636,912
                 Series 2003A, 5.000%, 11/01/23

          500   Erie County Industrial Development Agency, New York,                  5/14 at 100.00         AAA            569,270
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

          500   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA            552,370
                 Service Contract Refunding Bonds, Series 2002A,
                 5.500%, 1/01/20 - MBIA Insured

           95   Nassau County Interim Finance Authority, New York, Sales             11/06 at 101.00         AAA             98,066
                 Tax Secured Revenue Bonds, Series 2001A-2,
                 5.125%, 11/15/21 - AMBAC Insured

          670   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA            702,857
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

                Dormitory Authority of the State of New York, Revenue
                Bonds, Mental Health Services Facilities Improvements,
                Series 2005D:
          175    5.000%, 2/15/14 - FGIC Insured                                         No Opt. Call         AAA            190,328
          320    5.000%, 8/15/14 - FGIC Insured                                         No Opt. Call         AAA            348,938

          570   New York State Thruway Authority, Highway and Bridge                    No Opt. Call         AAA            655,580
                 Trust Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured


                                       35

                        Nuveen New York Select Tax-Free Income Portfolio (NXN) (continued)
                                Portfolio of INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         250   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA     $      265,185
                 Fund Bonds, Second General, Series 2004,
                 5.000%, 4/01/21 - MBIA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          250    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            265,590
          200    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            212,008
        1,225    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,294,764

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,000    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          1,089,040
          250    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 100.00         AAA            271,395

          500   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-            545,810
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

           75   Triborough Bridge and Tunnel Authority, New York, Convention            No Opt. Call         AA-             81,856
                 Center Bonds, Series 1990E, 7.250%, 1/01/10


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.8%

          400   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+            426,096
                 Series 2001A, 5.625%, 7/15/25

          500   Metropolitan Transportation Authority, New York,                        No Opt. Call         AAA            549,045
                 Transportation Revenue Bonds, Series 2003A,
                 5.000%, 11/15/15 - FGIC Insured

          375   Metropolitan Transportation Authority, New York,                     11/15 at 100.00         AAA            394,301
                 Transportation Revenue Bonds, Series 2005B,
                 5.000%, 11/15/35 - MBIA Insured

          500   New York State Thruway Authority, General Revenue Bonds,              7/15 at 100.00         AAA            524,965
                 Series 2005G, 5.000%, 1/01/32 - FSA Insured

          250   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA            270,633
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 10.0%

        1,305   Dormitory Authority of the State of New York, Judicial                  No Opt. Call         AAA          1,578,189
                 Facilities Lease Revenue Bonds, Suffolk County Issue,
                 Series 1986, 7.375%, 7/01/16

        1,430   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00      AA-***          1,567,809
                 Upstate Community Colleges, Series 2002A,
                 5.000%, 7/01/23 (Pre-refunded to 7/01/11)

          750   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA            833,078
                 Trust Fund Bonds, Second General, Series 2003A,
                 5.250%, 4/01/23 (Pre-refunded to 4/01/13) - MBIA Insured

        1,000   New York State Urban Development Corporation, State                   3/13 at 100.00         AAA          1,126,850
                 Personal Income Tax Revenue Bonds, State Facilities
                 and Equipment, Series 2002C-1, 5.500%, 3/15/21
                 (Pre-refunded to 3/15/13) - FGIC Insured

          485   Suffolk County Water Authority, New York, Water Revenue                 No Opt. Call         AAA            550,072
                 Bonds, Series 1986V, 6.750%, 6/01/12


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.1%

        2,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          2,103,420
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

        1,000   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          1,079,950
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 -
                 CIFG Insured

          500   New York State Energy Research and Development Authority,             3/08 at 101.50         AAA            503,520
                 Pollution Control Revenue Bonds, New York State Electric
                 and Gas Corporation, Series 2005A, 4.100%, 3/15/15 -
                 MBIA Insured

          250   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            265,655
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Alternative Minimum Tax)
                 (Mandatory put 11/15/12)

           60   Westchester County Industrial Development Agency,                     7/07 at 101.00         BBB             62,044
                 Westchester County, New York, Resource Recovery
                 Revenue Bonds, RESCO Company, Series 1996,
                 5.500%, 7/01/09 (Alternative Minimum Tax)


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.2%

$       2,500   New York City Municipal Water Finance Authority,                      6/11 at 101.00         AA+     $    2,583,600
                 New York, Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2001C, 5.125%, 6/15/33

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, New York
                City Municipal Water Finance Authority Loan, Series 2002B:
        2,000    5.250%, 6/15/19                                                      6/12 at 100.00         AAA          2,183,180
        2,000    5.000%, 6/15/27                                                      6/12 at 100.00         AAA          2,087,215
------------------------------------------------------------------------------------------------------------------------------------
$      52,070   Total Long-Term Investments (cost $53,133,242) - 98.7%                                                   55,552,482
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                        742,854
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $   56,295,336
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    (DD) Security purchased on delayed delivery basis.

                                  See accompanying notes to financial statements

                        Statement of
                          ASSETS AND LIABILITIES September 30, 2005 (Unaudited)
                                                                                                         CALIFORNIA        NEW YORK
                                                        SELECT            SELECT            SELECT           SELECT          SELECT
                                                      TAX-FREE        TAX-FREE 2        TAX-FREE 3         TAX-FREE        TAX-FREE
                                                         (NXP)             (NXQ)             (NXR)            (NXC)           (NXN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value
   (cost $224,339,961, $242,110,465,
   $175,877,818, $81,860,518 and
   $53,133,242, respectively)                     $238,324,838      $252,078,511      $184,073,462      $86,685,886     $55,552,482
Cash                                                        --                --                --        2,340,925          66,726
Receivables:
   Interest                                          3,858,390         3,855,921         2,729,005        1,279,958         748,639
   Investments sold                                         --                --                --        1,950,000          51,164
Other assets                                            63,613            67,489            49,572           26,262          17,607
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                 242,246,841       256,001,921       186,852,039       92,283,031      56,436,618
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                         361,266           175,448           245,802               --              --
Payable for investments purchased                           --                --                --               --         100,000
Accrued expenses:
   Management fees                                      46,682            59,774            44,014           22,078          13,496
   Other                                               110,954           117,298            85,572           41,826          27,786
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                518,902           352,520           375,388           63,904         141,282
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                        $241,727,939      $255,649,401      $186,476,651      $92,219,127     $56,295,336
====================================================================================================================================
Shares outstanding                                  16,378,096        17,607,068        12,964,124        6,257,070       3,908,223
====================================================================================================================================
Net asset value per share outstanding
   (net assets divided by shares outstanding)     $      14.76      $      14.52      $      14.38      $     14.74     $     14.40
====================================================================================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                  $    163,781      $    176,071      $    129,641      $    62,571     $    39,082
Paid-in surplus                                    227,635,043       245,690,697       178,372,582       87,121,715      53,622,239
Undistributed (Over-distribution of)
   net investment income                               (64,885)         (445,003)         (257,962)        (111,979)        (87,452)
Accumulated net realized gain from investments           9,123           259,590            36,746          321,452         302,227
Net unrealized appreciation of investments          13,984,877         9,968,046         8,195,644        4,825,368       2,419,240
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                        $241,727,939      $255,649,401      $186,476,651      $92,219,127     $56,295,336
====================================================================================================================================
Authorized shares                                    Unlimited         Unlimited         Unlimited        Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended September 30, 2005 (Unaudited)
                                                                                                         CALIFORNIA        NEW YORK
                                                        SELECT            SELECT            SELECT           SELECT          SELECT
                                                      TAX-FREE        TAX-FREE 2        TAX-FREE 3         TAX-FREE        TAX-FREE
                                                         (NXP)             (NXQ)             (NXR)            (NXC)           (NXN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $ 6,088,088       $ 6,245,533       $ 4,536,622      $ 2,237,894     $ 1,319,340
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                        285,395           365,213           268,750          134,663          82,419
Shareholders' servicing agent fees and expenses         18,870            17,608            14,157            4,980           3,917
Custodian's fees and expenses                           29,437            29,533            22,559           11,455          10,738
Trustees' fees and expenses                              1,790             1,461             1,258              642             361
Professional fees                                        9,259             9,334             7,135            3,778           3,643
Shareholders' reports - printing and
   mailing expenses                                     12,956            12,420             9,007            5,288           4,105
Stock exchange listing fees                              5,206             5,206             5,206            5,035           5,210
Investor relations expense                              19,728            20,839            15,114            6,862           4,279
Other expenses                                           3,703             3,922             3,216            2,128           1,710
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit             386,344           465,536           346,402          174,831         116,382
   Custodian fee credit                                (10,345)          (17,000)          (11,638)          (5,611)         (2,538)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                           375,999           448,536           334,764          169,220         113,844
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                5,712,089         5,796,997         4,201,858        2,068,674       1,205,496
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 Net realized gain from investments                        729           140,269             8,902          271,953         130,224
 Change in net unrealized appreciation
   (depreciation) of investments                     2,156,055         2,364,956         2,073,919          994,203         357,815
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                     2,156,784         2,505,225         2,082,821        1,266,156         488,039
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations         $ 7,868,873       $ 8,302,222       $ 6,284,679      $ 3,334,830     $ 1,693,535
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                      SELECT TAX-FREE (NXP)             SELECT TAX-FREE 2 (NXQ)           SELECT TAX-FREE 3 (NXR)
                                  ----------------------------      ------------------------------     -----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                      9/30/05          3/31/05           9/30/05           3/31/05          9/30/05         3/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 5,712,089     $ 11,460,333      $  5,796,997      $ 11,857,079     $  4,201,858    $  8,597,048
Net realized gain from investments        729        1,298,950           140,269           392,947            8,902         465,025
Change in net unrealized
   appreciation (depreciation)
   of investments                   2,156,055       (3,258,427)        2,364,956        (2,835,579)       2,073,919      (1,854,352)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                  7,868,873        9,500,856         8,302,222         9,414,447        6,284,679       7,207,721
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income         (5,601,308)     (11,587,432)       (5,810,336)      (11,902,381)      (4,187,413)     (8,741,600)
From accumulated net realized gains
   from investments                        --       (1,618,228)               --          (727,172)              --        (444,780)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders   (5,601,308)     (13,205,660)       (5,810,336)      (12,629,553)      (4,187,413)     (9,186,380)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets                    2,267,565       (3,704,804)        2,491,886        (3,215,106)       2,097,266      (1,978,659)
Net assets at the beginning
   of period                      239,460,374      243,165,178       253,157,515       256,372,621      184,379,385     186,358,044
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period  $241,727,939     $239,460,374      $255,649,401      $253,157,515     $186,476,651    $184,379,385
====================================================================================================================================
Undistributed (Over-distribution
   of) net investment
   income at the
   end of period                 $    (64,885)    $   (175,666)     $   (445,003)     $   (431,664)    $   (257,962)   $   (272,407)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                  CALIFORNIA SELECT TAX-FREE (NXC)    NEW YORK SELECT TAX-FREE (NXN)
                                                                  --------------------------------    ------------------------------
                                                                     SIX MONTHS                         SIX MONTHS
                                                                          ENDED        YEAR ENDED            ENDED       YEAR ENDED
                                                                        9/30/05           3/31/05          9/30/05          3/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 2,068,674       $ 4,140,965      $ 1,205,496      $ 2,508,691
Net realized gain from investments                                      271,953            49,639          130,224          246,834
Change in net unrealized appreciation
   (depreciation) of investments                                        994,203          (670,557)         357,815       (1,058,725)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                                                    3,334,830         3,520,047        1,693,535        1,696,800
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                           (2,064,834)       (4,142,182)      (1,215,456)      (2,587,119)
From accumulated net realized gains
   from investments                                                          --          (292,831)              --         (250,126)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders                                     (2,064,834)       (4,435,013)      (1,215,456)      (2,837,245)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                 1,269,996          (914,966)         478,079       (1,140,445)
Net assets at the beginning of period                                90,949,131        91,864,097       55,817,257       56,957,702
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                     $92,219,127       $90,949,131      $56,295,336      $55,817,257
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the
   end of period                                                    $  (111,979)      $  (115,819)     $   (87,452)     $   (77,492)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen California Select Tax-Free Income Portfolio (NXC) and Nuveen New York Select Tax-Free Income Portfolio (NXN). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide stable dividends consistent with the preservation of capital, exempt from regular federal and designated state income taxes, where applicable, by investing primarily in a diversified portfolio of municipal obligations.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligorcredit characteristics considered relevant by the pricing service of the Board of Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2005, New York Select Tax-Free (NXN) had an outstanding delayed delivery purchase commitment of $100,000. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, where applicable, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Derivative Financial Instruments
The Funds are not authorized to invest in derivative financial instruments.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



2. FUND SHARES

None of the Funds engaged in transactions in their own shares during the six months ended September 30, 2005, nor during the fiscal year ended March 31, 2005.

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended September 30, 2005, were as follows:

                                                                                   CALIFORNIA     NEW YORK
                                              SELECT        SELECT        SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2    TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)         (NXR)        (NXC)        (NXN)
----------------------------------------------------------------------------------------------------------
Purchases                                 $4,305,017    $1,881,602    $7,895,226   $1,306,859   $3,349,225
Sales and maturities                       1,076,650     3,076,000     6,285,000    5,438,635    3,408,421
==========================================================================================================

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was as follows:

                                                                                   CALIFORNIA     NEW YORK
                                              SELECT        SELECT        SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2    TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)         (NXR)        (NXC)        (NXN)
----------------------------------------------------------------------------------------------------------
Cost of investments                     $224,001,345  $242,021,754  $175,826,138  $81,859,600  $53,128,858
==========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

                                                                                   CALIFORNIA     NEW YORK
                                              SELECT        SELECT        SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2    TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)         (NXR)        (NXC)        (NXN)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                          $16,548,351   $12,234,220   $8,957,507    $4,849,330   $2,483,640
   Depreciation                           (2,224,858)   (2,177,463)    (710,183)      (23,044)     (60,016)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                        $14,323,493   $10,056,757   $8,247,324    $4,826,286  $2,423,624
==========================================================================================================

The tax components of undistributed net investment income and net realized gains at March 31, 2005, the Funds' last fiscal year end, were as follows:

                                                                                   CALIFORNIA     NEW YORK
                                              SELECT        SELECT        SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2    TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)         (NXR)        (NXC)        (NXN)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*        $445,452      $455,464      $389,781     $227,670     $127,589
Undistributed net ordinary income**               --            --            --       49,498           --
Undistributed net long-term capital gains      8,396       119,320        27,844           --      172,003
==========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 1, 2005, paid on April 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2005, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                                   CALIFORNIA     NEW YORK
                                              SELECT        SELECT        SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2    TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)         (NXR)        (NXC)        (NXN)
----------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income                     $11,595,693   $11,964,006    $8,750,786  $4,148,439    $2,596,891
Distributions from net
   ordinary income**                          71,645            --        29,707          --            --
Distributions from net
   long-term capital gains                 1,603,834       727,172       444,780     292,832       250,126
==========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

                                                                     SELECT TAX-FREE 2 (NXQ)
                                                                     SELECT TAX-FREE 3 (NXR)
                                                            CALIFORNIA SELECT TAX-FREE (NXC)
                                    SELECT TAX-FREE (NXP)     NEW YORK SELECT TAX-FREE (NXN)
AVERAGE DAILY NET ASSETS              FUND-LEVEL FEE RATE                FUND-LEVEL FEE RATE
---------------------------------------------------------------------------------------------
For the first $125 million                         .0500%                              .1000%
For the next $125 million                          .0375                               .0875
For the next $250 million                          .0250                               .0750
For the next $500 million                          .0125                               .0625
=============================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of September 30, 2005, the complex-level fee rate was .1898%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

7. SUBSEQUENT EVENT DISTRIBUTIONS TO SHAREHOLDERS

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on November 1, 2005, to shareholders of record on October 15, 2005, as follows:

                                                                                   CALIFORNIA     NEW YORK
                                              SELECT        SELECT        SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2    TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)         (NXR)        (NXC)        (NXN)
----------------------------------------------------------------------------------------------------------
Dividend per share                            $.0570        $.0550        $.0535       $.0550       $.0510
==========================================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

               Selected data for a share outstanding throughout each period:

                                       INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                -----------------------------------     ------------------------------
                                                      NET                                                     ENDING
                   BEGINNING           NET      REALIZED/                      NET                               NET          ENDING
                   NET ASSET    INVESTMENT     UNREALIZED               INVESTMENT   CAPITAL                   ASSET          MARKET
                       VALUE        INCOME    GAIN (LOSS)     TOTAL         INCOME     GAINS     TOTAL         VALUE           VALUE
====================================================================================================================================
SELECT TAX-FREE
(NXP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2006(a)          $14.62           $.35          $ .13     $ .48          $(.34)    $  --     $(.34)       $14.76          $14.55
    2005              14.85            .70           (.12)      .58           (.71)     (.10)     (.81)        14.62           13.50
    2004              14.82            .73            .15       .88           (.76)     (.09)     (.85)        14.85           14.30
    2003              14.67            .77            .37      1.14           (.82)     (.17)     (.99)        14.82           14.15
    2002              15.05            .88           (.38)      .50           (.86)     (.02)     (.88)        14.67           13.85
    2001              14.89            .91            .15      1.06           (.90)       --      (.90)        15.05           14.50

SELECT TAX-FREE 2
(NXQ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2006(a)           14.38            .33            .14       .47           (.33)       --      (.33)        14.52           13.56
    2005              14.56            .67           (.13)      .54           (.68)     (.04)     (.72)        14.38           13.08
    2004              14.45            .70            .19       .89           (.72)     (.06)     (.78)        14.56           13.80
    2003              14.53            .76            .14       .90           (.80)     (.18)     (.98)        14.45           13.49
    2002              14.89            .86           (.36)      .50           (.84)     (.02)     (.86)        14.53           13.66
    2001              14.75            .87            .14      1.01           (.87)        --     (.87)        14.89           14.15

SELECT TAX-FREE 3
(NXR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2006(a)           14.22            .32            .16       .48           (.32)       --      (.32)        14.38           13.25
    2005              14.37            .66           (.11)      .55           (.67)     (.03)     (.70)        14.22           12.82
    2004              14.28            .69            .16       .85           (.69)     (.07)     (.76)        14.37           13.56
    2003              14.26            .73            .12       .85           (.76)     (.07)     (.83)        14.28           13.06
    2002              14.53            .81           (.28)      .53           (.80)       --      (.80)        14.26           13.42
    2001              14.32            .81            .21      1.02           (.81)       --      (.81)        14.53           13.70

CALIFORNIA SELECT
TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2006(a)           14.54            .33            .20       .53           (.33)       --      (.33)        14.74           14.23
    2005              14.68            .66           (.09)      .57           (.66)     (.05)     (.71)        14.54           13.40
    2004              14.54            .68            .19       .87           (.68)     (.05)     (.73)        14.68           14.06
    2003              14.44            .71            .26       .97           (.73)     (.14)     (.87)        14.54           13.59
    2002              14.79            .78           (.34)      .44           (.77)     (.02)     (.79)        14.44           14.25
    2001              14.57            .79            .23      1.02           (.79)     (.01)     (.80)        14.79           13.94

NEW YORK SELECT
TAX-FREE (NXN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2006(a)           14.28            .31            .12       .43           (.31)       --      (.31)        14.40           13.55
    2005              14.57            .64           (.21)      .43           (.66)     (.06)     (.72)        14.28           13.65
    2004              14.51            .68            .14       .82           (.68)     (.08)     (.76)        14.57           14.40
    2003              14.17            .70            .43      1.13           (.70)     (.09)     (.79)        14.51           13.60
    2002              14.51            .73           (.33)      .40           (.74)       --      (.74)        14.17           13.76
    2001              14.31            .78            .20       .98           (.78)       --      (.78)        14.51           14.05
====================================================================================================================================
                                                                            RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------------------------------------
                          TOTAL RETURNS                            BEFORE CREDIT                      AFTER CREDIT***
                     ------------------------              ------------------------------   --------------------------
                                                                           RATIO OF NET                   RATIO OF NET
                                   BASED ON      ENDING       RATIO OF       INVESTMENT        RATIO OF     INVESTMENT
                     BASED ON           NET         NET    EXPENSES TO        INCOME TO     EXPENSES TO      INCOME TO    PORTFOLIO
                       MARKET         ASSET      ASSETS        AVERAGE          AVERAGE         AVERAGE        AVERAGE     TURNOVER
                        VALUE**       VALUE**      (000)    NET ASSETS       NET ASSETS      NET ASSETS     NET ASSETS         RATE
====================================================================================================================================
SELECT TAX-FREE
(NXP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2006(a)             10.39%         3.30%   $241,728            .32%*           4.68%*          .31%*          4.69%*          0%
    2005                  .17          4.00     239,460            .33             4.76            .32            4.77           11
    2004                 7.34          6.13     243,165            .34             4.90            .33            4.91           16
    2003                 9.51          7.84     242,669            .37             5.20            .36            5.21           35
    2002                 1.54          3.41     240,275            .38             5.89            .37            5.89           26
    2001                12.63          7.32     246,475            .35             6.06            .35            6.07            2

SELECT TAX-FREE 2
(NXQ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2006(a)              6.22          3.28     255,649            .36*            4.49*           .35*           4.50*           1
    2005                  .11          3.82     253,158            .37             4.68            .36            4.69           13
    2004                 8.35          6.31     256,373            .39             4.86            .38            4.86           10
    2003                 6.01          6.33     254,355            .42             5.20            .41            5.21           46
    2002                 2.57          3.41     255,887            .43             5.79            .42            5.80           21
    2001                12.46          7.04     262,144            .41             5.89            .40            5.90            2

SELECT TAX-FREE 3
(NXR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2006(a)              5.89          3.40     186,477            .37*            4.46*           .36*           4.48*           3
    2005                 (.17)         4.01     184,379            .38             4.66            .37            4.67           16
    2004                 9.96          6.13     186,358            .38             4.84            .38            4.85            6
    2003                 3.51          6.09     185,137            .42             5.09            .41            5.10           51
    2002                 3.84          3.70     184,837            .44             5.59            .42            5.60            9
    2001                12.97          7.36     188,344            .47             5.66            .46            5.67            2

CALIFORNIA SELECT
TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2006(a)              8.73          3.65      92,219            .38*            4.45*           .37*           4.46*           1
    2005                  .50          3.99      90,949            .39             4.55            .39            4.56           13
    2004                 9.14          6.16      91,864            .40             4.64            .39            4.65           30
    2003                 1.34          6.86      90,975            .43             4.84            .42            4.85           42
    2002                 7.95          3.03      90,346            .44             5.27            .43            5.28           12
    2001                 7.23          7.21      92,517            .43             5.38            .42            5.39            2

NEW YORK SELECT
TAX-FREE (NXN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2006(a)              1.48          3.02      56,295            .41*            4.24*           .40*           4.25*           6
    2005                  .05          3.10      55,817            .41             4.48            .41            4.48           13
    2004                11.81          5.84      56,958            .43             4.65            .42            4.65           16
    2003                 4.73          8.17      56,683            .46             4.85            .45            4.86           35
    2002                 3.17          2.75      55,362            .49             5.04            .48            5.05           28
    2001                17.36          7.02      56,679            .48             5.39            .47            5.40
====================================================================================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit, where applicable.
(a)  For the six months ended September 30, 2005.

                                 See accompanying notes to financial statements.


                                  48-49 spread

                        ANNUAL INVESTMENT
                        MANAGEMENT AGREEMENT
                        APPROVAL PROCESS



At a meeting held on May 10-12, 2005, the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the Investment Management Agreement between each Fund and NAM.

THE APPROVAL PROCESS
To assist the Board in its evaluation of an advisory contract with NAM, the independent Trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by NAM; the organization of NAM, including the responsibilities of various departments and key personnel; the Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group"); the profitability of NAM and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of NAM in providing the various services; the management fees of NAM, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of NAM's management fees with the fees NAM assesses to other types of investment products or accounts, if any; the soft dollar practices of NAM; and the expenses of each Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.

In addition to the foregoing materials, independent legal counsel to the independent Trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the Trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

At the Board meeting, NAM made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the Trustees considered each Investment Management Agreement with NAM. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by NAM; (b) the investment performance of the Fund and NAM; (c) the costs of the services to be provided and profits to be realized by NAM and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. NATURE, EXTENT AND QUALITY OF SERVICES

In evaluating the nature, extent and quality of NAM's services, the Trustees reviewed information concerning the types of services that NAM or its affiliates provide and are expected to provide to the Nuveen Funds; narrative and statistical information concerning the Fund's performance record and how such performance compares to the Fund's Peer Group; information describing NAM's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the Trustees received materials regarding the changes or additions in personnel of NAM. The Trustees further noted the willingness of the personnel of NAM to engage in open, candid discussions with the Board. The Trustees further considered the quality of NAM's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of NAM. In their review of the advisory contracts for the fixed income funds, such as the Funds, the Trustees also noted that Nuveen won the Lipper Award for Best Fund Family: Fixed Income-Large Asset Class, for 2004. Given the Trustees' experience with the Funds, other Nuveen funds and NAM, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of NAM.

In addition to advisory services, the independent Trustees considered the quality of the administrative or non-advisory services provided. In this regard, NAM provides the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, NAM and its affiliates provide each Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the respective Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Trustees considered, in particular, NAM's policies and procedures for assuring compliance with applicable laws and regulations in light of the new SEC regulations governing compliance. The Trustees noted NAM's focus on compliance and its compliance systems. In their review, the Trustees considered, among other things, the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. In addition to the foregoing, the Trustees also noted that NAM outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services.

In addition to the above, in reviewing the variety of additional services that NAM or its affiliates must provide to closed-end funds, such as the Funds, the independent Trustees determined that Nuveen's commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy. In this regard, the Trustees noted Nuveen's efforts to sponsor numerous forums for analysts and specialists regarding the various Nuveen closed-end funds, its creation of a new senior position dedicated to providing secondary market support services and enhancing communications with investors and analysts, and its advertising and media relations efforts designed to raise investor and analyst awareness of the closed-end funds.

With respect to services provided to municipal funds, including the Funds, the Trustees also noted, among other things, the enhancements NAM implemented to its municipal portfolio management processes (e.g., the increased use of benchmarks to guide and assess the performance of its portfolio managers); the implementation of a risk management program; and the various initiatives being undertaken to enhance or modify NAM's computer systems as necessary to support the innovations of the municipal investment team (such as, the ability to assess certain historical data in order to create customized benchmarks, perform attribution analysis and facilitate the use of derivatives as hedging instruments). With respect to certain of the Nuveen funds with a less seasoned portfolio, the Trustees also noted the hedging program implemented for such funds and the team responsible for developing, implementing and monitoring the hedging procedures. The hedging program was designed to help maintain the applicable fund's duration with certain benchmarks.

Based on their review, the Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds under the Investment Management Agreements.

B. THE INVESTMENT PERFORMANCE OF THE FUND AND ADVISER

As previously noted, the Board received a myriad of performance information regarding each Fund and its Peer Group. Among other things, the Board received materials reflecting a Fund's historic performance and the Fund's performance compared to its Peer Group. In evaluating the performance information, in certain limited instances, the Trustees noted that the closest Peer Group for a Fund still would not adequately reflect such Fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Fund's performance with that of the Peer Group.

As noted above, the performance data included, among other things, the Fund's performance relative to its peers. More specifically, a Fund's one-, three- and five-year total returns (as applicable) for the periods ending December 31, 2004 were evaluated relative to the unaffiliated funds in its respective Peer Group (including the returns of individual peers as well as the Peer Group average) as well as additional performance information with respect to all funds in the Peer Group. Based on their review, the Trustees determined that the respective Fund's absolute and relative investment performance over time had been satisfactory.

C. FEES, EXPENSES AND PROFITABILITY

   1. FEES AND EXPENSES
   In evaluating the management fees and expenses that a Fund is expected to bear, the Trustees considered the Fund's current management fee structure and the Fund's expected expense ratios in absolute terms as well as compared with the fees and expense ratios of the unaffiliated funds in its Peer Group. The Trustees reviewed the financial information of NAM, including its respective revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursement and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in the Peer Group and peer averages. In this regard, the Trustees noted that the relative ranking of the Nuveen funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale and Whether Fee Levels Reflect these Economies of Scale." In their review of the fee and expense information provided, including, in particular, the expense ratios of the unaffiliated funds in its respective Peer Group, the Trustees determined that each Fund's net total expense ratio was within an acceptable range compared to such peers.

   2. COMPARISONS WITH THE FEES OF OTHER CLIENTS

   The Trustees further compared the fees of NAM to the fees NAM assessed for other types of clients investing in municipal funds (such as municipal managed accounts). With respect to such separately managed accounts, the advisory fees for such accounts are generally lower than those charged to the comparable Funds. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Funds, compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly

                        ANNUAL INVESTMENT MANAGEMENT
                        AGREEMENT APPROVAL PROCESS (continued)



   financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also considered, among other things, the differences in product distribution, investment policies, investor profiles and account sizes. Accordingly, the Trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

   3. PROFITABILITY OF NAM
   In conjunction with its review of fees, the Trustees also considered NAM's profitability. The Trustees reviewed NAM's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the Trustees reviewed NAM's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The Trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc. and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees considered NAM's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by NAM. Based on their review, the Trustees were satisfied that NAM's level of profitability from its relationship with each Fund was reasonable in light of the services provided.

   In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to NAM as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

In reviewing the compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedules of advisory fees for each Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the Trustees reviewed data regarding the reductions of fees for the Funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently were acceptable and desirable in providing benefits from economies of scale to shareholders.

E. INDIRECT BENEFITS

In evaluating fees, the Trustees also considered any indirect benefits or profits NAM or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees noted that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates. In this regard, the Trustees considered revenues received by

Nuveen for serving as agent for broker-dealers at its preferred trading desk and for acting as co-manager in the initial public offering of new closed-end exchange-traded funds.

F. OTHER CONSIDERATIONS

Nuveen, until recently, was a majority-owned subsidiary of St. Paul Travelers Companies, Inc. ("St. Paul"). As noted, St. Paul earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of NAM. Pursuant to a series of transactions, St. Paul had begun to reduce its interest in Nuveen which will ultimately result in a change of control of Nuveen and therefore NAM. As mandated by the 1940 Act, such a change in control would result in an assignment of the Investment Management Agreement with NAM and the automatic termination of such agreement. Accordingly, the Board also considered the approval of a New Investment Management Agreement with each Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for each Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul's interest will have an impact on the various factors they considered in approving NAM, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of NAM; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by Nuveen to finance certain of the transactions; the ability of NAM to perform its duties after the transactions; whether a fee structure or expense ratio would change; any changes to the current practices of the Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of NAM. Based on its review, the Board determined that St. Paul's divestiture would not affect the nature and quality of services provided by NAM, the terms of the Investment Management Agreement, including the fees thereunder, and would not materially affect the organization or operations of NAM. Accordingly, the Board determined that their analysis of the various factors regarding their approval of NAM would continue to apply after the change of control.

G. APPROVAL

The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that NAM's fees are reasonable in light of the services provided to each Fund, that the renewal of the NAM Investment Management Agreements should be approved and that the new, post-change of control NAM Investment Management Agreements be approved and recommended to shareholders.

Reinvest Automatically
       EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

In April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. ("Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an "assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $125 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                        o Share prices
                                        o Fund details
           Learn more                   o Daily financial news
about Nuveen Funds at                   o Investor education
   WWW.NUVEEN.COM/ETF                   o Interactive planning tools



Logo: NUVEEN Investments


                                                                     ESA-B-0905D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Select Tax-Free Income Portfolio
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: December 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: December 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.